WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Application Software 7.7%
3,754,775	Clearwater Analytics Holdings, Inc., Class A*	$59,588,279
765,485	Five9, Inc.*	63,114,239
1,120,010	Guidewire Software, Inc.*	85,210,361
1,368,628	Q2 Holdings, Inc.*	42,290,605

		250,203,484

	Asset Management & Custody Banks 4.5%
905,630	Cohen & Steers, Inc.	52,517,484
1,178,472	Hamilton Lane, Inc., Class A	94,254,190

		146,771,674

	Automotive Parts & Equipment 3.8%
612,441	Fox Factory Holding Corp.*	66,455,973
677,878	XPEL, Inc.*	57,090,885

		123,546,858

	Automotive Retail 2.1%
1,811,670	Valvoline, Inc.	67,955,742

	Broadline Retail 1.4%
774,441	Ollie’s Bargain Outlet Holdings, Inc.*	44,863,367

	Building Products 4.2%
2,839,435	Janus International Group, Inc.*	30,268,377
1,610,954	Trex Co., Inc.*	105,614,144

		135,882,521

	Cargo Ground Transportation 2.5%
233,328	Saia, Inc.*	79,893,841

	Distributors 2.7%
236,505	Pool Corp.	88,604,233

	Electronic Equipment & Instruments 2.8%
497,475	Novanta, Inc.*	91,585,148

	Electronic Manufacturing Services 1.5%
383,246	Fabrinet*	49,775,990

	Financial Exchanges & Data 2.7%
295,461	Morningstar, Inc.	57,931,038
2,891,061	Open Lending Corp., Class A*	30,385,051

		88,316,089

	Health Care Equipment 0.8%
794,725	Silk Road Medical, Inc.*	25,820,615

	Health Care Facilities 2.9%
982,040	Ensign Group, Inc.	93,745,538

	Health Care Supplies 1.6%
2,441,945	Neogen Corp.*	53,112,304

	Health Care Technology 0.9%
1,542,673	Certara, Inc.*	28,092,075

	Home Improvement Retail 1.6%
506,935	Floor & Decor Holdings, Inc., Class A*	52,700,963

	Homebuilding 1.5%
336,558	Installed Building Products, Inc.	47,171,969

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 1.9%
337,781	Paylocity Holding Corp.*	$62,330,728

	Industrial Machinery & Supplies & Components 7.6%
850,316	Helios Technologies, Inc.	56,197,385
465,844	Kadant, Inc.	103,463,952
405,742	RBC Bearings, Inc.*	88,236,713

		247,898,050

	Insurance Brokers 1.2%
594,100	Goosehead Insurance, Inc., Class A*	37,362,949

	Interactive Media & Services 1.2%
2,198,670	ZipRecruiter, Inc., Class A*	39,048,379

	Investment Banking & Brokerage 2.3%
1,671,094	Moelis & Co., Class A	75,767,402

	IT Consulting & Other Services 2.5%
457,804	Globant SA*	82,276,535

	Leisure Products 1.2%
1,026,313	YETI Holdings, Inc.*	39,861,997

	Life Sciences Tools & Services 5.3%
383,540	ICON PLC*	95,961,708
312,609	Medpace Holdings, Inc.*	75,079,304

		171,041,012

	Managed Health Care 3.3%
1,673,517	HealthEquity, Inc.*	105,665,863

	Metal, Glass & Plastic Containers 1.3%
1,475,360	TriMas Corp.	40,557,646

	Other Specialty Retail 2.4%
390,957	Five Below, Inc.*	76,838,689

	Packaged Foods & Meats 1.0%
483,515	Freshpet, Inc.*	31,820,122

	Personal Care Products 1.2%
1,071,743	BellRing Brands, Inc.*	39,225,794

	Pharmaceuticals 1.0%
497,723	Intra-Cellular Therapies, Inc.*	31,515,820

	Regional Banks 4.0%
2,183,998	Bank OZK	87,709,360
1,085,514	Webster Financial Corp.	40,978,153

		128,687,513

	Self Storage REIT’s 1.8%
1,633,614	National Storage Affiliates Trust	56,898,776

	Semiconductor Materials & Equipment 1.6%
440,886	Nova Ltd.*	51,715,928

	Semiconductors 2.0%
117,808	Monolithic Power Systems, Inc.	63,643,416

	Specialized Consumer Services 0.8%
2,856,900	Mister Car Wash, Inc.*	27,569,085

	Specialty Chemicals 5.2%
717,897	Balchem Corp.	96,779,695

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
720,728	Innospec, Inc.	$72,389,920

		169,169,615

	Systems Software 2.1%
426,016	CyberArk Software Ltd.*	66,599,081

	Transaction & Payment Processing Services 2.9%
421,338	Euronet Worldwide, Inc.*	49,452,441
679,912	Shift4 Payments, Inc., Class A*	46,172,824

		95,625,265

	Total Common Stocks (cost $2,393,363,331)	3,209,162,076

	WARRANTS 0.1%

	Insurance Brokers 0.1%
540,000	Hagerty, Inc., expiring 12/1/2026* *** † §§	1,058,400

	Total Warrants (cost $1,859,173)	1,058,400

	Total Investments (cost $2,395,222,504) 99.1%	3,210,220,476
	Other Assets less Liabilities 0.9%	30,514,953

	NET ASSETS 100.0%	$3,240,735,429

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2023 amounted to approximately $1,058,400 and represented 0.03% of net assets.

§§The aggregate value of illiquid holdings at June 30, 2023, amounted to approximately $1,058,400 and represented 0.03% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Core Growth Fund’s investments were in the following countries:

COUNTRY	%
Ireland	3.0
Israel	3.7
United States	93.3

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Apparel Retail 5.7%
1,336,758	Trent Ltd.	$28,795,550

	Apparel, Accessories & Luxury Goods 1.6%
17,825	Page Industries Ltd.	8,196,321

	Automotive Parts & Equipment 1.6%
207,348	Tube Investments of India Ltd.	8,042,709

	Commercial & Residential Mortgage Finance 2.1%
561,862	Aavas Financiers Ltd.*	10,544,964

	Commodity Chemicals 4.7%
2,144,573	Berger Paints India Ltd.	17,755,382
149,327	Supreme Industries Ltd.	5,827,060

		23,582,442

	Consumer Finance 11.3%
427,431	Bajaj Finance Ltd.	37,436,963
1,396,266	Cholamandalam Investment & Finance Co. Ltd.	19,480,271

		56,917,234

	Diversified Banks 12.1%
2,099,929	HDFC Bank Ltd.	43,579,412
780,288	Kotak Mahindra Bank Ltd.	17,598,205

		61,177,617

	Diversified Chemicals 0.9%
150,276	Pidilite Industries Ltd.	4,766,427

	Food Retail 4.0%
421,249	Avenue Supermarts Ltd.*	20,018,453

	Footwear 0.3%
351,318	Campus Activewear Ltd.*	1,329,806

	Health Care Facilities 1.5%
1,030,022	Max Healthcare Institute Ltd.*	7,536,859

	Health Care Services 8.6%
830,544	Dr Lal PathLabs Ltd.	22,909,640
3,590,652	Vijaya Diagnostic Centre Pvt. Ltd.	20,711,394

		43,621,034

	Industrial Machinery & Supplies & Components 9.8%
6,659,561	Elgi Equipments Ltd.	44,072,638
306,402	GMM Pfaudler Ltd.	5,538,039

		49,610,677

	Interactive Media & Services 2.5%
227,333	Info Edge India Ltd.	12,466,257

	IT Consulting & Other Services 8.8%
313,780	LTIMindtree Ltd.	19,959,628
395,454	Persistent Systems Ltd.	24,249,070

		44,208,698

	Life Sciences Tools & Services 5.5%
630,047	Divi’s Laboratories Ltd.	27,570,120

	Metal, Glass & Plastic Containers 0.6%
254,644	Mold-Tek Packaging Ltd.	3,146,422

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 1.0%
311,655	ICICI Lombard General Insurance Co. Ltd.	$5,112,289

	Regional Banks 8.1%
4,411,685	AU Small Finance Bank Ltd.	40,649,322

	Research & Consulting Services 2.9%
302,940	L&T Technology Services Ltd.	14,600,152

	Specialty Chemicals 3.4%
419,231	Asian Paints Ltd.	17,215,236

	Systems Software 1.0%
54,729	Tata Elxsi Ltd.	5,082,042

	Total Common Stocks (cost $307,754,533)	494,190,631

	Total Investments (cost $307,754,533) 98.0%§	494,190,631
	Other Assets less Liabilities 2.0%	10,212,846

	NET ASSETS 100.0%	$504,403,477

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 97.98%. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Emerging India Fund’s investments were in the following countries:

COUNTRY	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.2%

	Airport Services 3.5%
925,040	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$16,603,379

	Apparel Retail 1.3%
283,041	Trent Ltd.	6,097,081

	Apparel, Accessories & Luxury Goods 1.3%
13,790	Page Industries Ltd.	6,340,940

	Broadline Retail 8.7%
28,014	MercadoLibre, Inc.*	33,185,384
380,825	momo.com, Inc.	8,439,607

		41,624,991

	Consumer Finance 8.0%
382,440	Bajaj Finance Ltd.	33,496,382
369,022	Cholamandalam Investment & Finance Co. Ltd.	5,148,481

		38,644,863

	Diversified Banks 13.0%
1,564,742	HDFC Bank Ltd.	32,472,782
3,807,651	NU Holdings Ltd., Class A*	30,042,366

		62,515,148

	Diversified Chemicals 1.0%
147,625	Pidilite Industries Ltd.	4,682,343

	Drug Retail 4.0%
3,070,163	Raia Drogasil SA	18,979,329

	Electrical Components & Equipment 10.0%
437,765	Voltronic Power Technology Corp.	27,685,119
2,560,902	WEG SA	20,190,061

		47,875,180

	Health Care Facilities 0.8%
554,684	Max Healthcare Institute Ltd.*	4,058,724

	Health Care Services 1.6%
284,287	Dr Lal PathLabs Ltd.	7,841,743

	Hotels, Resorts & Cruise Lines 0.7%
884,500	H World Group Ltd.*	3,427,762

	Industrial Machinery & Supplies & Components 2.9%
371,691	Airtac International Group	12,283,883
130,222	Techtronic Industries Co. Ltd.	1,424,056

		13,707,939

	Interactive Home Entertainment 2.9%
241,962	Sea Ltd., ADR*	14,043,475

	Interactive Media & Services 1.9%
220,000	Tencent Holdings Ltd.	9,328,258

	IT Consulting & Other Services 5.9%
137,287	Globant SA*	24,673,220
56,153	LTIMindtree Ltd.	3,571,907

		28,245,127

	Life & Health Insurance 0.2%
148,983	Discovery Ltd.*	1,154,502

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 3.5%
206,053	Divi’s Laboratories Ltd.	$9,016,638
330,138	Hangzhou Tigermed Consulting Co. Ltd., Class A*	2,938,202
1,040,813	Wuxi Biologics Cayman, Inc.*	5,002,199

		16,957,039

	Property & Casualty Insurance 0.9%
593,544	Qualitas Controladora SAB de CV	4,404,508

	Regional Banks 4.0%
2,085,937	AU Small Finance Bank Ltd.	19,219,850

	Restaurants 1.6%
501,500	Meituan, Class B*	7,863,980

	Semiconductor Materials & Equipment 3.7%
119,100	Lasertec Corp.	17,997,976

	Semiconductors 9.2%
126,894	ASPEED Technology, Inc.	11,687,540
79,527	LEENO Industrial, Inc.	8,936,153
200,586	SG Micro Corp., Class A	2,273,754
1,325,836	Silergy Corp.	16,516,192
1,192,542	Sino Wealth Electronic Ltd., Class A*	4,598,967

		44,012,606

	Specialized Finance 3.3%
2,403,891	Chailease Holding Co. Ltd.*	15,805,088

	Specialty Chemicals 2.3%
263,061	Asian Paints Ltd.	10,802,296

	Systems Software 0.2%
10,520	Tata Elxsi Ltd.	976,869

	Transaction & Payment Processing Services 0.8%
317,077	Dlocal Ltd.*	3,869,925

	Total Common Stocks (cost $504,035,973)	467,080,921

	Total Investments (cost $504,035,973) 97.2%§	467,080,921
	Other Assets less Liabilities 2.8%	13,502,698

	NET ASSETS 100.0%	$480,583,619

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 62.41%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Emerging Markets Select Fund’s investments were in the following countries:

COUNTRY	%
Brazil	14.8
China	7.6
Hong Kong	0.3
India	30.8
Japan	3.9
Mexico	4.5

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Singapore	3.0
South Africa	0.2
South Korea	1.9
Taiwan	19.8
United States	12.4
Uruguay	0.8

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Airport Services 3.7%
1,295,125	Grupo Aeroportuario del Centro Norte SAB de CV	$13,761,602

	Apparel Retail 2.9%
489,492	Trent Ltd.	10,544,310

	Application Software 1.2%
138,832	LiveChat Software SA	4,401,126

	Asset Management & Custody Banks 0.6%
11,427,400	VEF AB*	2,160,798

	Broadline Retail 2.6%
437,600	momo.com, Inc.	9,697,819

	Commercial & Residential Mortgage Finance 2.6%
509,672	Aavas Financiers Ltd.*	9,565,468

	Commodity Chemicals 1.3%
567,520	Berger Paints India Ltd.	4,698,621

	Communications Equipment 1.9%
612,000	Accton Technology Corp.	6,883,898

	Consumer Finance 1.4%
8,087,988	Ngern Tid Lor PCL	5,269,568

	Diversified Support Services 1.0%
5,527,100	Frontken Corp. Bhd.	3,747,892

	Drug Retail 5.0%
509,646	Clicks Group Ltd.	7,075,269
1,864,668	Raia Drogasil SA	11,527,123

		18,602,392

	Electrical Components & Equipment 6.8%
395,863	Voltronic Power Technology Corp.	25,035,154

	Electronic Components 2.4%
733,000	Sinbon Electronics Co. Ltd.	8,708,317

	Electronic Equipment & Instruments 3.0%
761,616	Chroma ATE, Inc.	6,146,420
9,840	Honeywell Automation India Ltd.	5,007,615

		11,154,035

	Electronic Manufacturing Services 1.7%
48,287	Fabrinet*	6,271,516

	Health Care Facilities 0.9%
17,967,300	Mitra Keluarga Karyasehat Tbk PT	3,222,155

	Health Care Services 2.4%
316,551	Dr Lal PathLabs Ltd.	8,731,710

	Home Improvement Retail 1.9%
16,151,297	Wilcon Depot, Inc.	7,072,008

	Hotels, Resorts & Cruise Lines 1.5%
1,394,570	H World Group Ltd.*	5,404,470

	Industrial Machinery & Supplies & Components 4.7%
167,500	Airtac International Group	5,535,648
1,523,365	Elgi Equipments Ltd.	10,081,552
105,329	GMM Pfaudler Ltd.	1,903,761

		17,520,961

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Interactive Media & Services 2.3%
2,219,828	Baltic Classifieds Group PLC	$5,187,292
57,878	Info Edge India Ltd.	3,173,855

		8,361,147

	IT Consulting & Other Services 9.5%
95,972	Globant SA*	17,248,088
61,798	LTIMindtree Ltd.	3,930,987
225,765	Persistent Systems Ltd.	13,843,813

		35,022,888

	Life & Health Insurance 2.2%
1,070,913	Discovery Ltd.*	8,298,740

	Metal, Glass & Plastic Containers 0.5%
164,244	Mold-Tek Packaging Ltd.	2,029,425

	Movies & Entertainment 1.0%
36,854	JYP Entertainment Corp.	3,678,212

	Other Specialty Retail 1.3%
3,600,200	Pet Center Comercio e Participacoes SA	4,947,437

	Packaged Foods & Meats 1.0%
12,958,800	Cisarua Mountain Dairy PT TBK	3,621,636

	Personal Care Products 1.4%
331,107	Proya Cosmetics Co. Ltd., Class A	5,130,303

	Property & Casualty Insurance 2.8%
1,399,284	Qualitas Controladora SAB de CV	10,383,657

	Regional Banks 7.8%
2,572,278	AU Small Finance Bank Ltd.	23,701,003
718,662	Regional SAB de CV	5,207,014

		28,908,017

	Research & Consulting Services 3.3%
21,696,900	CTOS Digital Bhd.	6,479,775
115,874	L&T Technology Services Ltd.	5,584,532

		12,064,307

	Semiconductor Materials & Equipment 1.6%
68,491	Tokai Carbon Korea Co. Ltd.	6,021,789

	Semiconductors 11.5%
108,651	ASPEED Technology, Inc.	10,007,273
63,000	Global Unichip Corp.	3,260,770
116,276	LEENO Industrial, Inc.	13,065,502
926,572	Silergy Corp.	11,542,484
1,231,764	Sino Wealth Electronic Ltd., Class A*	4,750,224

		42,626,253

	Specialized Finance 1.3%
755,000	Chailease Holding Co. Ltd.*	4,963,969

	Transaction & Payment Processing Services 1.0%
296,764	Dlocal Ltd.*	3,622,005

	Total Common Stocks (cost $264,401,231)	362,133,605

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $264,401,231) 98.0%§	$362,133,605
	Other Assets less Liabilities 2.0%	7,207,039

	NET ASSETS 100.0%	$369,340,644

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 70.32%. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	4.6
China	4.2
India	28.4
Indonesia	1.9
Malaysia	2.8
Mexico	8.1
Philippines	2.0
Poland	1.2
South Africa	4.2
South Korea	6.3
Sweden	0.6
Taiwan	25.3
Thailand	1.5
United Kingdom	1.4
United States	6.5
Uruguay	1.0

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Airport Services 3.8%
60,300	Grupo Aeroportuario del Centro Norte SAB de CV	$640,729
42,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B	755,646

		1,396,375

	Application Software 0.9%
9,910	LiveChat Software SA	314,158

	Asset Management & Custody Banks 3.2%
924,100	DCVFMVN Diamond ETF	946,853
1,077,054	VEF AB*	203,659

		1,150,512

	Broadline Retail 7.7%
2,375	MercadoLibre, Inc.*	2,813,425

	Commercial & Residential Mortgage Finance 0.5%
8,705	Aavas Financiers Ltd.*	163,374

	Consumer Finance 13.2%
36,548	Bajaj Finance Ltd.	3,201,093
80,474	Cholamandalam Investment & Finance Co. Ltd.	1,122,748
756,978	Ngern Tid Lor PCL	493,194

		4,817,035

	Distillers & Vintners 1.0%
129,290	Ginebra San Miguel, Inc.	353,677

	Diversified Banks 15.1%
742,500	Bank Central Asia Tbk PT	455,374
549,271	Bank for Foreign Trade of Vietnam JSC*	2,332,754
2,028	Credicorp Ltd.	299,414
306,515	NU Holdings Ltd., Class A*	2,418,403

		5,505,945

	Drug Retail 4.9%
18,958	Clicks Group Ltd.	263,188
243,048	Raia Drogasil SA	1,502,490

		1,765,678

	Electrical Components & Equipment 4.1%
188,600	WEG SA	1,486,916

	Electronic Manufacturing Services 1.7%
4,784	Fabrinet*	621,346

	Food Retail 1.9%
5,781	Dino Polska SA*	675,414

	Health Care Facilities 1.2%
2,474,700	Mitra Keluarga Karyasehat Tbk PT	443,799

	Home Improvement Retail 2.7%
2,256,700	Wilcon Depot, Inc.	988,119

	Interactive Home Entertainment 2.7%
16,594	Sea Ltd., ADR*	963,116

	Interactive Media & Services 1.1%
176,362	Baltic Classifieds Group PLC	412,122

	IT Consulting & Other Services 12.8%
865,536	FPT Corp.	3,161,572

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
8,354	Globant SA*	$1,501,381

		4,662,953

	Life & Health Insurance 3.7%
174,998	Discovery Ltd.*	1,356,098

	Other Specialty Retail 1.3%
351,965	Pet Center Comercio e Participacoes SA	483,674

	Property & Casualty Insurance 5.8%
286,322	Qualitas Controladora SAB de CV	2,124,708

	Regional Banks 3.4%
42,734	AU Small Finance Bank Ltd.	393,751
117,300	Regional SAB de CV	849,889

		1,243,640

	Research & Consulting Services 2.4%
2,973,400	CTOS Digital Bhd.	888,005

	Semiconductors 2.8%
3,800	ASPEED Technology, Inc.	349,998
52,000	Silergy Corp.	647,774

		997,772

	Transaction & Payment Processing Services 1.1%
220	Adyen NV*	380,967

	Total Common Stocks (cost $31,632,731)	36,008,828

	Total Investments (cost $31,632,731) 99.0%§	36,008,828
	Other Assets less Liabilities 1.0%	374,545

	NET ASSETS 100.0%	$36,383,373

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 45.82%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries:

COUNTRY	%
Brazil	16.4
India	13.5
Indonesia	2.5
Malaysia	2.5
Mexico	12.1
Netherlands	1.1
Peru	0.8
Philippines	3.7
Poland	2.7
Singapore	2.7
South Africa	4.5
Sweden	0.6
Taiwan	2.8
Thailand	1.4

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
United Kingdom	1.1
United States	13.7
Vietnam	17.9

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Apparel Retail 1.2%
26,647	Boot Barn Holdings, Inc.*	$2,256,734

	Application Software 6.9%
53,299	Five9, Inc.*	4,394,503
33,927	Guidewire Software, Inc.*	2,581,166
99,817	Q2 Holdings, Inc.*	3,084,345
61,700	Rakus Co. Ltd.	1,051,837
222,898	Technology One Ltd.	2,337,350

		13,449,201

	Asset Management & Custody Banks 2.4%
43,951	Hamilton Lane, Inc., Class A	3,515,201
116,507	Netwealth Group Ltd.	1,081,818

		4,597,019

	Automotive Parts & Equipment 2.6%
28,175	Fox Factory Holding Corp.*	3,057,269
23,800	XPEL, Inc.*	2,004,436

		5,061,705

	Automotive Retail 1.4%
71,300	Valvoline, Inc.	2,674,463

	Biotechnology 0.3%
127,976	C4 Therapeutics, Inc.*	351,934
125,288	Sangamo Therapeutics, Inc.*	162,874

		514,808

	Broadline Retail 1.5%
49,617	Ollie’s Bargain Outlet Holdings, Inc.*	2,874,313

	Building Products 2.8%
82,400	Trex Co., Inc.*	5,402,144

	Cargo Ground Transportation 2.8%
16,159	Saia, Inc.*	5,533,003

	Commercial & Residential Mortgage Finance 1.1%
113,741	Aavas Financiers Ltd.*	2,134,679

	Diversified Real Estate Activities 1.0%
163,740	PATRIZIA SE	1,948,186

	Drug Retail 1.1%
48,668	Sugi Holdings Co. Ltd.	2,174,503

	Electrical Components & Equipment 2.8%
86,896	Voltronic Power Technology Corp.	5,495,474

	Financial Exchanges & Data 1.4%
260,014	Open Lending Corp., Class A*	2,732,747

	Health Care Equipment 2.0%
10,779	DiaSorin SpA	1,122,837
86,113	Silk Road Medical, Inc.*	2,797,811

		3,920,648

	Health Care Facilities 3.9%
69,453	Ensign Group, Inc.	6,629,984
141,184	Max Healthcare Institute Ltd.*	1,033,069

		7,663,053

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Services 1.2%
86,276	Dr Lal PathLabs Ltd.	$2,379,828

	Health Care Supplies 1.2%
105,738	Neogen Corp.*	2,299,801

	Health Care Technology 1.7%
85,450	JMDC, Inc.	3,413,074

	Home Improvement Retail 1.8%
33,287	Floor & Decor Holdings, Inc., Class A*	3,460,517

	Homebuilding 1.3%
18,776	LGI Homes, Inc.*	2,532,695

	Human Resource & Employment Services 2.5%
14,535	Paylocity Holding Corp.*	2,682,143
113,800	SMS Co. Ltd.	2,288,673

		4,970,816

	Industrial Machinery & Supplies & Components 2.5%
32,878	Helios Technologies, Inc.	2,172,907
12,464	RBC Bearings, Inc.*	2,710,546

		4,883,453

	Interactive Media & Services 0.9%
96,538	ZipRecruiter, Inc., Class A*	1,714,515

	IT Consulting & Other Services 7.1%
36,958	Endava PLC, ADR*	1,914,055
32,509	Globant SA*	5,842,517
32,276	LTIMindtree Ltd.	2,053,085
64,182	Persistent Systems Ltd.	3,935,613

		13,745,270

	Leisure Products 1.2%
61,855	YETI Holdings, Inc.*	2,402,448

	Life Sciences Tools & Services 2.6%
21,302	Medpace Holdings, Inc.*	5,116,101

	Managed Health Care 3.1%
95,315	HealthEquity, Inc.*	6,018,189

	Other Specialty Retail 2.7%
26,329	Five Below, Inc.*	5,174,702

	Packaged Foods & Meats 1.6%
46,740	Freshpet, Inc.*	3,075,959

	Pharmaceuticals 1.5%
146,161	Esperion Therapeutics, Inc.*	203,164
43,973	Intra-Cellular Therapies, Inc.*	2,784,370

		2,987,534

	Regional Banks 7.0%
999,455	AU Small Finance Bank Ltd.	9,208,991
109,874	Bank OZK	4,412,540

		13,621,531

	Research & Consulting Services 5.6%
229,370	BayCurrent Consulting, Inc.	8,624,755
45,808	L&T Technology Services Ltd.	2,207,710

		10,832,465

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Materials & Equipment 1.8%
29,361	Nova Ltd.*	$3,444,045

	Semiconductors 6.1%
20,400	ASPEED Technology, Inc.	1,878,937
28,052	Melexis NV	2,754,656
6,626	Monolithic Power Systems, Inc.	3,579,564
300,000	Silergy Corp.	3,737,157

		11,950,314

	Specialty Chemicals 2.0%
29,632	Balchem Corp.	3,994,690

	Systems Software 2.9%
21,615	CyberArk Software Ltd.*	3,379,073
23,561	Tata Elxsi Ltd.	2,187,834

		5,566,907

	Trading Companies & Distributors 2.6%
70,119	Diploma PLC	2,661,491
191,400	MonotaRO Co. Ltd.	2,444,257

		5,105,748

	Transaction & Payment Processing Services 2.5%
14,744	Euronet Worldwide, Inc.*	1,730,503
41,000	GMO Payment Gateway, Inc.	3,216,020

		4,946,523

	Total Common Stocks (cost $150,696,940)	192,069,805

	Total Investments (cost $150,696,940) 98.6%§	192,069,805
	Other Assets less Liabilities 1.4%	2,788,985

	NET ASSETS 100.0%	$194,858,790

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 36.63%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	1.8
Belgium	1.4
Germany	1.0
India	13.1
Israel	3.5
Italy	0.6
Japan	12.1
Taiwan	5.8
United Kingdom	2.4
United States	58.3

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.2%

	Application Software 15.4%
9,377	Dassault Systemes SE	$415,504
3,136	Descartes Systems Group, Inc.*	251,211
3,270	Five9, Inc.*	269,612
675	HubSpot, Inc.*	359,161
1,593	Roper Technologies, Inc.	765,914
3,667	Xero Ltd.*	293,800

		2,355,202

	Broadline Retail 3.0%
386	MercadoLibre, Inc.*	457,256

	Building Products 5.6%
19,076	Assa Abloy AB, Class B	458,529
6,156	Trex Co., Inc.*	403,587

		862,116

	Cargo Ground Transportation 4.0%
1,667	Old Dominion Freight Line, Inc.	616,373

	Consumer Finance 4.3%
7,546	Bajaj Finance Ltd.	660,924

	Distributors 3.7%
1,514	Pool Corp.	567,205

	Diversified Banks 3.9%
28,522	HDFC Bank Ltd.	591,911

	Diversified Support Services 4.6%
7,766	Copart, Inc.*	708,337

	Drug Retail 3.2%
10,800	Sugi Holdings Co. Ltd.	482,548

	Electrical Components & Equipment 2.2%
43,500	WEG SA	342,952

	Electronic Components 4.9%
8,726	Amphenol Corp., Class A	741,274

	Financial Exchanges & Data 5.5%
1,668	MarketAxess Holdings, Inc.	436,049
2,078	Morningstar, Inc.	407,433

		843,482

	Health Care Equipment 1.7%
2,422	DiaSorin SpA	252,297

	Health Care Supplies 1.9%
2,316	Coloplast AS, Class B	289,815

	Health Care Technology 2.1%
8,200	JMDC, Inc.	327,527

	Hotels, Resorts & Cruise Lines 3.9%
7,727	Amadeus IT Group SA*	588,414

	IT Consulting & Other Services 2.1%
1,755	Globant SA*	315,409

	Life Sciences Tools & Services 4.2%
2,532	ICON PLC*	633,506

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 3.5%
8,358	HealthEquity, Inc.*	$527,724

	Other Specialty Retail 2.6%
2,003	Five Below, Inc.*	393,670

	Regional Banks 3.4%
13,011	Bank OZK	522,522

	Research & Consulting Services 4.2%
17,180	BayCurrent Consulting, Inc.	646,001

	Semiconductor Materials & Equipment 1.7%
1,700	Lasertec Corp.	256,898

	Semiconductors 4.0%
734	Monolithic Power Systems, Inc.	396,529
17,419	Silergy Corp.	216,992

		613,521

	Specialized Finance 1.7%
39,100	Chailease Holding Co. Ltd.*	257,074

	Transaction & Payment Processing Services 2.9%
3,036	Block, Inc.*	202,107
3,138	GMO Payment Gateway, Inc.	246,143

		448,250

	Total Common Stocks (cost $14,022,647)	15,302,208

	Total Investments (cost $14,022,647) 100.2%§	15,302,208
	Liabilities less Other Assets (0.2%)	(29,967)

	NET ASSETS 100.0%	$15,272,241

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 39.18%. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Global Select Fund’s investments were in the following countries:

COUNTRY	%
Australia	1.9
Brazil	2.2
Canada	1.6
Denmark	1.9
France	2.7
India	8.2
Ireland	4.1
Italy	1.7
Japan	12.8
Spain	3.9
Sweden	3.0
Taiwan	3.1
United States	52.9

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.0%

	Aerospace & Defense 1.9%
240,000	BAE Systems PLC	$2,829,896

	Biotechnology 2.1%
40,000	Gilead Sciences, Inc.	3,082,800

	Casinos & Gaming 2.0%
222,500	Kangwon Land, Inc.	2,946,509

	Diversified Banks 11.8%
63,000	Citigroup, Inc.	2,900,520
200,000	ING Groep NV, ADR	2,694,000
31,500	JPMorgan Chase & Co.	4,581,360
43,500	Toronto-Dominion Bank	2,696,196
215,000	United Overseas Bank Ltd.	4,461,517

		17,333,593

	Diversified Metals & Mining 2.2%
110,000	BHP Group Ltd.	3,306,815

	Electric Utilities 9.6%
67,000	Duke Energy Corp.	6,012,580
30,000	Eversource Energy	2,127,600
147,000	Exelon Corp.	5,988,780

		14,128,960

	Electrical Components & Equipment 1.1%
8,000	Eaton Corp. PLC	1,608,800

	Electronic Manufacturing Services 2.4%
975,000	Hon Hai Precision Industry Co. Ltd.	3,544,844

	Food Retail 5.1%
140,000	Koninklijke Ahold Delhaize NV	4,773,022
64,000	Seven & i Holdings Co. Ltd.	2,764,937

		7,537,959

	Industrial Conglomerates 1.3%
1,650,000	NWS Holdings Ltd.	1,874,635

	Industrial REITs 2.1%
1,900,000	Mapletree Industrial Trust	3,108,387

	Integrated Oil & Gas 7.0%
106,000	Suncor Energy, Inc.	3,109,387
124,000	TotalEnergies SE	7,118,173

		10,227,560

	Integrated Telecommunication Services 5.5%
258,000	AT&T, Inc.	4,115,100
108,000	Verizon Communications, Inc.	4,016,520

		8,131,620

	Multi-Line Insurance 2.0%
101,000	AXA SA	2,984,684

	Oil & Gas Drilling 1.9%
69,000	Noble Corp. PLC*	2,850,390

	Oil & Gas Exploration & Production 1.1%
14,000	EOG Resources, Inc.	1,602,160

	Packaged Foods & Meats 2.4%
98,000	Kraft Heinz Co.	3,479,000

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 17.6%
76,000	Bristol-Myers Squibb Co.	$4,860,200
47,500	Johnson & Johnson	7,862,200
62,000	Novartis AG	6,250,803
70,000	Otsuka Holdings Co. Ltd.	2,567,716
117,000	Pfizer, Inc.	4,291,560

		25,832,479

	Property & Casualty Insurance 2.7%
74,000	Axis Capital Holdings Ltd.	3,983,420

	Rail Transportation 4.0%
29,000	Union Pacific Corp.	5,933,980

	Reinsurance 3.3%
13,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,880,364

	Retail REITs 2.1%
155,000	Kimco Realty Corp.	3,056,600

	Technology Hardware, Storage & Peripherals 2.0%
53,000	Samsung Electronics Co. Ltd.	2,918,351

	Tobacco 3.8%
89,000	KT&G Corp.	5,590,665

	Total Common Stocks (cost $125,468,314)	142,774,471

	Total Investments (cost $125,468,314) 97.0%§	142,774,471
	Other Assets less Liabilities 3.0%	4,396,105

	NET ASSETS 100.0%	$147,170,576

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 42.07%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Global Value Fund’s investments were in the following countries:

COUNTRY	%
Australia	2.3
Canada	4.1
France	7.1
Germany	3.4
Hong Kong	1.3
Japan	3.7
Netherlands	5.2
Singapore	5.3
South Korea	8.0
Switzerland	4.4
Taiwan	2.5
United Kingdom	2.0
United States	50.7

TOTAL	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%

	Apparel, Accessories & Luxury Goods 1.5%
7,300	Shenzhou International Group Holdings Ltd.	$70,113

	Application Software 3.3%
34,064	Glodon Co. Ltd., Class A	152,589

	Construction Materials 0.5%
6,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	24,433

	Distillers & Vintners 6.8%
800	Kweichow Moutai Co. Ltd., Class A	186,483
5,500	Wuliangye Yibin Co. Ltd., Class A	124,165

		310,648

	Diversified Banks 1.2%
11,500	China Merchants Bank Co. Ltd., Class H	52,453

	Drug Retail 3.5%
31,598	Yifeng Pharmacy Chain Co. Ltd., Class A	161,249

	Electrical Components & Equipment 3.5%
5,040	Contemporary Amperex Technology Co. Ltd., Class A	159,245

	Electronic Components 6.1%
23,300	Shenzhen H&T Intelligent Control Co. Ltd., Class A	54,576
19,000	Sinbon Electronics Co. Ltd.	225,727

		280,303

	Health Care Equipment 4.4%
4,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	202,771

	Hotels, Resorts & Cruise Lines 5.1%
60,800	H World Group Ltd.*	235,622

	Industrial Machinery & Supplies & Components 12.3%
6,000	Airtac International Group	198,292
20,763	Shenzhen Inovance Technology Co. Ltd., Class A	184,036
16,778	Techtronic Industries Co. Ltd.	183,477

		565,805

	Interactive Media & Services 4.8%
5,200	Tencent Holdings Ltd.	220,486

	Life & Health Insurance 7.0%
18,600	AIA Group Ltd.	188,911
21,000	Ping An Insurance Group Co. of China Ltd., Class H	134,125

		323,036

	Life Sciences Tools & Services 6.2%
15,300	Hangzhou Tigermed Consulting Co. Ltd., Class A*	136,169
30,687	Wuxi Biologics Cayman, Inc.*	147,483

		283,652

	Other Specialty Retail 2.2%
6,500	China Tourism Group Duty Free Corp. Ltd., Class A	99,210

	Packaged Foods & Meats 4.6%
15,340	Chongqing Fuling Zhacai Group Co. Ltd., Class A	38,742
19,087	Foshan Haitian Flavouring & Food Co. Ltd., Class A	123,322
12,500	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,776

		210,840

	Personal Care Products 3.5%
8,037	Proya Cosmetics Co. Ltd., Class A	124,528

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
2,782	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	$34,101

		158,629

	Regional Banks 2.0%
26,500	Bank of Ningbo Co. Ltd., Class A	92,474

	Restaurants 3.2%
9,300	Meituan, Class B*	145,833

	Semiconductors 10.1%
1,814	3peak, Inc., Class A	54,502
4,225	SG Micro Corp., Class A	47,893
17,000	Silergy Corp.	211,772
38,256	Sino Wealth Electronic Ltd., Class A*	147,532

		461,699

	Specialized Finance 4.6%
31,940	Chailease Holding Co. Ltd.*	209,999

	Systems Software 3.4%
34,700	Hangzhou Dptech Technologies Co. Ltd., Class A	79,441
5,000	Sangfor Technologies, Inc., Class A*	78,169

		157,610

	Total Common Stocks (cost $6,921,179)	4,578,699

	Total Investments (cost $6,921,179) 99.8%§	4,578,699
	Other Assets less Liabilities 0.2%	10,224

	NET ASSETS 100.0%	$4,588,923

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 99.78%. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Greater China Fund’s investments were in the following countries:

COUNTRY	%
China	73.4
Hong Kong	8.1
Taiwan	18.5

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.6%

	Aerospace & Defense 2.3%
545,913	CAE, Inc.*	$12,218,396

	Airport Services 2.1%
1,069,260	Grupo Aeroportuario del Centro Norte SAB de CV	11,361,629

	Apparel, Accessories & Luxury Goods 1.6%
488,968	Canada Goose Holdings, Inc.*	8,703,427

	Application Software 10.9%
232,628	Descartes Systems Group, Inc.*	18,634,824
265,519	Fortnox AB	1,567,859
119,766	Kinaxis, Inc.*	17,113,949
502,900	Rakus Co. Ltd.	8,573,238
2,334,244	Systena Corp.	4,760,793
793,886	Technology One Ltd.	8,324,836

		58,975,499

	Asset Management & Custody Banks 1.8%
1,069,982	Netwealth Group Ltd.	9,935,252

	Brewers 0.6%
38,980	Royal Unibrew AS	3,489,230

	Broadline Retail 0.6%
434,973	B&M European Value Retail SA	3,080,618

	Commercial & Residential Mortgage Finance 2.6%
134,760	Aavas Financiers Ltd.*	2,529,161
1,910,965	OSB Group PLC	11,696,532

		14,225,693

	Commodity Chemicals 0.5%
334,500	Berger Paints India Ltd.	2,769,398

	Construction & Engineering 1.4%
2,065,363	Johns Lyng Group Ltd.	7,352,900

	Diversified Real Estate Activities 1.9%
870,164	PATRIZIA SE	10,353,249

	Drug Retail 5.1%
108,186	Ain Holdings, Inc.	3,821,063
283,016	Clicks Group Ltd.	3,929,030
1,121,332	Raia Drogasil SA	6,931,922
290,000	Sugi Holdings Co. Ltd.	12,957,300

		27,639,315

	Electrical Components & Equipment 3.3%
282,585	Voltronic Power Technology Corp.	17,871,231

	Electronic Equipment & Instruments 2.5%
461,515	Halma PLC	13,358,702

	Health Care Equipment 1.6%
83,073	DiaSorin SpA	8,653,624

	Health Care Services 1.0%
192,735	Dr Lal PathLabs Ltd.	5,316,382

	Health Care Supplies 1.0%
311,528	Menicon Co. Ltd.	5,465,808

	Health Care Technology 3.3%
363,127	JMDC, Inc.	14,504,146

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
75,171	Pro Medicus Ltd.	$3,308,329

		17,812,475

	Human Resource & Employment Services 3.5%
513,336	SMS Co. Ltd.	10,323,884
252,100	TechnoPro Holdings, Inc.	5,484,262
51,800	Visional, Inc.*	2,878,044

		18,686,190

	Industrial Machinery & Supplies & Components 3.6%
160,000	Airtac International Group	5,287,783
986,665	Elgi Equipments Ltd.	6,529,699
125,633	Stabilus SE	7,552,077

		19,369,559

	Interactive Media & Services 3.1%
128,100	Kakaku.com, Inc.	1,845,288
847,544	Rightmove PLC	5,630,444
147,125	Scout24 SE	9,322,678

		16,798,410

	Investment Banking & Brokerage 1.1%
1,436,430	AJ Bell PLC	5,855,891

	IT Consulting & Other Services 6.7%
172,854	Endava PLC, ADR*	8,952,109
36,893	Globant SA*	6,630,410
26,697	Persistent Systems Ltd.	1,637,049
113,683	Reply SpA	12,924,923
353,566	Softcat PLC	6,370,166

		36,514,657

	Movies & Entertainment 2.4%
208,857	CTS Eventim AG & Co. KGaA	13,209,397

	Other Specialty Retail 1.8%
4,096,900	Pet Center Comercio e Participacoes SA	5,630,007
188,266	Pet Valu Holdings Ltd.	4,320,277

		9,950,284

	Pharmaceuticals 0.6%
346,071	JCR Pharmaceuticals Co. Ltd.	3,067,477

	Property & Casualty Insurance 2.6%
111,394	Definity Financial Corp.	2,955,651
1,502,105	Qualitas Controladora SAB de CV	11,146,660

		14,102,311

	Publishing 0.5%
290,779	Future PLC	2,490,672

	Regional Banks 5.4%
1,706,413	AU Small Finance Bank Ltd.	15,722,911
252,616	EQB, Inc.	13,348,270

		29,071,181

	Research & Consulting Services 4.6%
663,700	BayCurrent Consulting, Inc.	24,956,401

	Semiconductor Materials & Equipment 0.4%
22,520	Tokai Carbon Korea Co. Ltd.	1,979,978

	Semiconductors 5.3%
31,500	ASPEED Technology, Inc.	2,901,300

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
69,924	LEENO Industrial, Inc.	$7,857,100
133,296	Melexis NV	13,089,425
376,996	Silergy Corp.	4,696,311

		28,544,136

	Soft Drinks & Non-alcoholic Beverages 0.4%
138,868	Fevertree Drinks PLC	2,147,622

	Specialty Chemicals 1.6%
797,530	Hexpol AB	8,468,134

	Systems Software 2.3%
81,089	CyberArk Software Ltd.*	12,676,643

	Trading Companies & Distributors 6.6%
498,979	Diploma PLC	18,939,631
556,725	Howden Joinery Group PLC	4,548,644
38,343	IMCD NV	5,517,979
514,548	MonotaRO Co. Ltd.	6,570,990

		35,577,244

	Transaction & Payment Processing Services 2.0%
136,100	GMO Payment Gateway, Inc.	10,675,617

	Total Common Stocks (cost $403,416,008)	532,724,632

	Total Investments (cost $403,416,008) 98.6%§	532,724,632
	Other Assets less Liabilities 1.4%	7,527,133

	NET ASSETS 100.0%	$540,251,765

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 70.77%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch International Growth Fund’s investments were in the following countries:

COUNTRY	%
Australia	5.4
Belgium	2.5
Brazil	2.4
Canada	14.5
Denmark	0.7
Germany	7.6
India	6.5
Israel	2.4
Italy	4.0
Japan	21.8
Mexico	4.2
Netherlands	1.0
South Africa	0.7
South Korea	1.8
Sweden	1.9
Taiwan	5.8
United Kingdom	15.6
United States	1.2

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.7%

	Advertising 2.4%
583,099	YouGov PLC	$7,405,353

	Air Freight & Logistics 1.5%
344,619	AZ-COM MARUWA Holdings, Inc.	4,640,690

	Alternative Carriers 1.3%
347,727	Chief Telecom, Inc.	4,147,650

	Application Software 15.4%
31,672	Atoss Software AG	7,171,848
1,281,055	Bytes Technology Group PLC	8,582,103
21,710	Esker SA	3,286,607
1,154,674	Fortnox AB	6,818,216
142,219	LiveChat Software SA	4,508,498
251,400	m-up Holdings, Inc.	1,970,851
52,757	Mensch und Maschine Software SE	3,146,466
271,732	Rakus Co. Ltd.	4,632,378
1,374,000	Systena Corp.	2,802,333
93,049	Vitec Software Group AB, Class B	4,675,688

		47,594,988

	Asset Management & Custody Banks 3.5%
1,040,149	JTC PLC	9,359,204
7,278,148	VEF AB*	1,376,219

		10,735,423

	Brewers 0.8%
28,296	Royal Unibrew AS	2,532,869

	Commercial & Residential Mortgage Finance 3.4%
254,932	Aavas Financiers Ltd.*	4,784,536
775,666	Mortgage Advice Bureau Holdings Ltd.	5,812,062

		10,596,598

	Commodity Chemicals 2.6%
441,836	Berger Paints India Ltd.	3,658,055
111,258	Supreme Industries Ltd.	4,341,526

		7,999,581

	Construction & Engineering 2.4%
2,095,017	Johns Lyng Group Ltd.	7,458,471

	Consumer Finance 3.1%
80,333	Gruppo MutuiOnline SpA*	2,704,292
575,150	Premium Group Co. Ltd.	6,947,292

		9,651,584

	Diversified Support Services 5.0%
597,300	Japan Elevator Service Holdings Co. Ltd.	7,858,420
2,727,250	Johnson Service Group PLC	3,574,441
925,637	Prestige International, Inc.	3,927,101

		15,359,962

	Drug Retail 0.5%
43,000	Ain Holdings, Inc.	1,518,734

	Electrical Components & Equipment 5.2%
988,319	DiscoverIE Group PLC	10,568,305
88,631	Voltronic Power Technology Corp.	5,605,199

		16,173,504

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 1.0%
170,690	Nayax Ltd.*	$3,245,717

	Food Retail 1.9%
47,335	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,807,670
2,458,400	Sheng Siong Group Ltd.	2,982,664

		5,790,334

	Health Care Services 3.0%
139,105	Dr Lal PathLabs Ltd.	3,837,058
944,740	Vijaya Diagnostic Centre Pvt. Ltd.	5,449,395

		9,286,453

	Health Care Technology 5.3%
136,186	Nexus AG	8,389,433
182,542	Pro Medicus Ltd.	8,033,803

		16,423,236

	Hotels, Resorts & Cruise Lines 0.3%
28,500	Temairazu, Inc.	795,204

	Human Resource & Employment Services 1.1%
163,562	SMS Co. Ltd.	3,289,454

	Industrial Machinery & Supplies & Components 2.0%
657,298	Elgi Equipments Ltd.	4,349,965
100,380	GMM Pfaudler Ltd.	1,814,310

		6,164,275

	Interactive Media & Services 3.7%
2,212,622	Baltic Classifieds Group PLC	5,170,452
355,555	Hemnet Group AB	6,224,071

		11,394,523

	Investment Banking & Brokerage 1.7%
447,492	AJ Bell PLC	1,824,290
146,000	Strike Co. Ltd.	3,535,270

		5,359,560

	IT Consulting & Other Services 7.8%
24,339	Adesso SE	3,289,469
38,589	Aubay	2,005,383
300,602	Avant Group Corp.	2,958,502
99,489	Base Co. Ltd.	3,957,518
156,653	Cigniti Technologies Ltd.	1,630,658
96,342	Digital Value SpA	6,266,438
1,947,576	Kin & Carta PLC*	1,558,255
26,261	Nagarro SE*	2,283,934

		23,950,157

	Life Sciences Tools & Services 1.0%
137,800	Ergomed PLC*	1,705,808
172,824	Tarsons Products Ltd.*	1,271,755

		2,977,563

	Metal, Glass & Plastic Containers 0.9%
221,553	Mold-Tek Packaging Ltd.	2,737,545

	Movies & Entertainment 0.2%
46,880	NexTone, Inc.*	761,361

	Other Specialty Retail 1.1%
76,512	Musti Group Oyj*	1,494,113

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,317,200	Pet Center Comercio e Participacoes SA	$1,810,111

		3,304,224

	Packaged Foods & Meats 0.4%
728,879	Cloetta AB, Class B	1,326,093

	Personal Care Products 1.1%
436,989	Sarantis SA	3,566,782

	Pharmaceuticals 0.4%
137,829	JCR Pharmaceuticals Co. Ltd.	1,221,678

	Property & Casualty Insurance 2.1%
865,198	Qualitas Controladora SAB de CV	6,420,369

	Publishing 0.9%
322,198	Future PLC	2,759,792

	Regional Banks 1.9%
111,203	EQB, Inc.	5,875,984

	Research & Consulting Services 6.9%
8,037,618	CTOS Digital Bhd.	2,400,433
155,715	Funai Soken Holdings, Inc.	2,760,846
119,100	Management Solutions Co. Ltd.	3,400,402
287,214	NICE Information Service Co. Ltd.	2,236,228
778,400	SIGMAXYZ Holdings, Inc.	7,525,016
373,588	Talenom Oyj	2,967,468

		21,290,393

	Restaurants 0.0%
630,045	Patisserie Holdings PLC* *** §§	8,002

	Semiconductor Materials & Equipment 2.0%
522,000	Materials Analysis Technology, Inc.*	3,910,585
25,875	Tokai Carbon Korea Co. Ltd.	2,274,953

		6,185,538

	Semiconductors 3.6%
45,298	Elmos Semiconductor SE	3,721,164
64,904	LEENO Industrial, Inc.	7,293,021

		11,014,185

	Systems Software 0.3%
39,655	TECSYS, Inc.	833,960

	Total Common Stocks (cost $253,447,638)	301,797,789

	Total Investments (cost $253,447,638) 97.7%§	301,797,789
	Other Assets less Liabilities 2.3%	6,996,847

	NET ASSETS 100.0%	$308,794,636

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8). §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.83%.

§§The aggregate value of illiquid holdings at June 30, 2023, amounted to approximately $8,002 and represented 0.00% of net assets.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2023, Wasatch International Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Australia	5.1
Brazil	0.6
Canada	2.2
Denmark	0.8
Finland	1.5
France	1.8
Germany	9.3
Greece	1.2
India	11.2
Israel	2.0
Italy	3.0
Japan	21.4
Malaysia	0.8
Mexico	2.1
Poland	1.5
Singapore	1.0
South Korea	3.9
Sweden	6.8
Taiwan	4.5
United Kingdom	19.3

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.4%

	Aerospace & Defense 4.4%
11,062	CAE, Inc.*	$247,585

	Apparel, Accessories & Luxury Goods 4.6%
119	Hermes International	258,673

	Application Software 12.6%
5,700	Dassault Systemes SE	252,573
3,210	Descartes Systems Group, Inc.*	257,139
2,479	Xero Ltd.*	198,617

		708,329

	Asset Management & Custody Banks 2.7%
159	Partners Group Holding AG	149,912

	Broadline Retail 3.7%
3,026	Dollarama, Inc.	204,939

	Building Products 4.6%
10,784	Assa Abloy AB, Class B	259,215

	Drug Retail 3.8%
4,760	Sugi Holdings Co. Ltd.	212,678

	Electronic Equipment & Instruments 4.2%
8,059	Halma PLC	233,270

	Health Care Equipment 2.6%
1,383	DiaSorin SpA	144,066

	Health Care Supplies 3.2%
1,449	Coloplast AS, Class B	181,322

	Health Care Technology 3.5%
4,901	JMDC, Inc.	195,757

	Hotels, Resorts & Cruise Lines 5.1%
3,721	Amadeus IT Group SA*	283,355

	Industrial Machinery & Supplies & Components 3.3%
256	Rational AG	185,370

	Interactive Media & Services 7.9%
1,977	REA Group Ltd.	189,917
4,041	Scout24 SE	256,061

		445,978

	IT Consulting & Other Services 6.8%
2,988	Endava PLC, ADR*	154,748
1,400	Obic Co. Ltd.	224,712

		379,460

	Life Sciences Tools & Services 3.6%
809	ICON PLC*	202,412

	Real Estate Services 4.6%
1,688	FirstService Corp.	259,963

	Research & Consulting Services 5.2%
7,800	BayCurrent Consulting, Inc.	293,295

	Trading Companies & Distributors 2.0%
9,000	MonotaRO Co. Ltd.	114,934

	Transaction & Payment Processing Services 7.0%
119	Adyen NV*	206,068

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
2,400	GMO Payment Gateway, Inc.	$188,255

		394,323

	Total Common Stocks (cost $4,989,433)	5,354,836

	Total Investments (cost $4,989,433) 95.4%§	5,354,836
	Other Assets less Liabilities 4.6%	256,692

	NET ASSETS 100.0%	$5,611,528

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.78%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch International Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	7.3
Canada	18.1
Denmark	3.4
France	9.5
Germany	8.2
Ireland	3.8
Italy	2.7
Japan	23.0
Netherlands	3.9
Spain	5.3
Sweden	4.8
Switzerland	2.8
United Kingdom	7.2

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 127.4%

	Apparel Retail 1.0%
11,999	Shoe Carnival, Inc.	$281,737

	Application Software 15.9%
8,609	Five9, Inc.* ††	709,812
10,770	Guidewire Software, Inc.*	819,381
1,363	HubSpot, Inc.* ††	725,239
2,935	Roper Technologies, Inc.††	1,411,148
4,073	Workday, Inc., Class A* ††	920,050

		4,585,630

	Asset Management & Custody Banks 6.0%
12,258	Cohen & Steers, Inc.	710,841
12,553	Hamilton Lane, Inc., Class A††	1,003,989

		1,714,830

	Automotive Retail 1.0%
7,956	Valvoline, Inc.	298,430

	Biotechnology 3.0%
57,272	C4 Therapeutics, Inc.*	157,498
7,359	Kymera Therapeutics, Inc.* ††	169,183
39,729	Nkarta, Inc.*	87,007
14,331	Nurix Therapeutics, Inc.*	143,167
130,908	Sangamo Therapeutics, Inc.*	170,180
8,963	Viking Therapeutics, Inc.* ††	145,290

		872,325

	Broadcasting 2.0%
35,960	TEGNA, Inc.††	583,990

	Building Products 3.6%
10,070	Apogee Enterprises, Inc.††	478,023
8,404	Trex Co., Inc.* ††	550,966

		1,028,989

	Casinos & Gaming 0.9%
9,992	NeoGames SA*	260,991

	Consumer Finance 1.9%
63,216	EZCORP, Inc., Class A*	529,750

	Distributors 3.4%
2,566	Pool Corp.††	961,326

	Electronic Equipment & Instruments 4.2%
15,630	Cognex Corp.††	875,593
1,820	Novanta, Inc.* ††	335,062

		1,210,655

	Electronic Manufacturing Services 3.0%
6,579	Fabrinet*	854,481

	Financial Exchanges & Data 4.8%
2,938	MarketAxess Holdings, Inc.††	768,052
3,094	Morningstar, Inc.††	606,641

		1,374,693

	Health Care Equipment 5.5%
3,152	Inspire Medical Systems, Inc.* ††	1,023,265
16,636	Silk Road Medical, Inc.*	540,504

		1,563,769

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 4.8%
10,475	Ensign Group, Inc.††	$999,944
30,300	Pennant Group, Inc.*	372,084

		1,372,028

	Health Care Services 2.4%
7,569	Addus HomeCare Corp.* ††	701,646

	Health Care Supplies 4.2%
23,368	Neogen Corp.* ††	508,254
3,652	UFP Technologies, Inc.* ††	707,940

		1,216,194

	Home Improvement Retail 2.4%
6,580	Floor & Decor Holdings, Inc., Class A* ††	684,057

	Homebuilding 2.7%
11,960	Skyline Champion Corp.* ††	782,782

	Human Resource & Employment Services 2.7%
4,169	Paylocity Holding Corp.* ††	769,306

	Industrial Machinery & Supplies & Components 6.5%
4,684	Kadant, Inc.††	1,040,316
3,823	RBC Bearings, Inc.* ††	831,388

		1,871,704

	Investment Banking & Brokerage 2.7%
17,352	Moelis & Co., Class A††	786,740

	IT Consulting & Other Services 4.7%
5,295	Globant SA* ††	951,617
44,367	Grid Dynamics Holdings, Inc.*	410,395

		1,362,012

	Leisure Products 3.5%
16,469	Vista Outdoor, Inc.*	455,697
14,239	YETI Holdings, Inc.* ††	553,043

		1,008,740

	Life Sciences Tools & Services 3.0%
3,562	Medpace Holdings, Inc.* ††	855,486

	Managed Health Care 3.9%
17,654	HealthEquity, Inc.* ††	1,114,674

	Multi-Sector Holdings 1.3%
18,607	Cannae Holdings, Inc.* ††	376,047

	Oil & Gas Equipment & Services 2.0%
13,767	Cactus, Inc., Class A††	582,619

	Oil & Gas Exploration & Production 2.6%
36,237	Magnolia Oil & Gas Corp., Class A††	757,353

	Packaged Foods & Meats 1.2%
5,062	Freshpet, Inc.* ††	333,130

	Paper Products 2.3%
20,706	Clearwater Paper Corp.* ††	648,512

	Pharmaceuticals 2.0%
45,116	Esperion Therapeutics, Inc.*	62,711
8,194	Intra-Cellular Therapies, Inc.* ††	518,844

		581,555

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 2.4%
17,181	Bank OZK††	$689,989

	Research & Consulting Services 3.6%
8,320	ICF International, Inc.††	1,034,925

	Semiconductors 2.8%
1,509	Monolithic Power Systems, Inc.††	815,207

	Specialty Chemicals 6.3%
6,767	Balchem Corp.††	912,259
8,945	Innospec, Inc.††	898,436

		1,810,695

	Transaction & Payment Processing Services 1.2%
4,990	Block, Inc.* ††	332,184

	Total Common Stocks (cost $35,805,526)	36,609,181

	COMMON STOCKS SOLD SHORT (41.6%)

	Aerospace & Defense 1.1%
(10,989)	Spirit AeroSystems Holdings, Inc., Class A	(320,769)

	Alternative Carriers 0.8%
(209,212)	Globalstar, Inc.*	(225,949)

	Aluminum 0.7%
(22,445)	Century Aluminum Co.*	(195,720)

	Application Software 3.1%
(6,052)	Alteryx, Inc., Class A*	(274,761)
(15,238)	Domo, Inc., Class B*	(223,389)
(9,538)	Nutanix, Inc., Class A*	(267,541)
(10,846)	Yext, Inc.*	(122,668)

		(888,359)

	Asset Management & Custody Banks 0.7%
(2,168)	Ares Management Corp., Class A	(208,887)

	Biotechnology 0.6%
(833)	Karuna Therapeutics, Inc.*	(180,636)

	Broadcasting 0.5%
(37,845)	iHeartMedia, Inc., Class A*	(137,756)

	Building Products 1.1%
(18,458)	JELD-WEN Holding, Inc.*	(323,753)

	Commercial & Residential Mortgage Finance 0.9%
(19,662)	TFS Financial Corp.	(247,151)

	Commercial Printing 1.0%
(16,219)	Deluxe Corp.	(283,508)

	Commodity Chemicals 0.9%
(24,847)	PureCycle Technologies, Inc.*	(265,615)

	Electrical Components & Equipment 1.2%
(11,203)	Plug Power, Inc.*	(116,399)
(13,184)	Sunrun, Inc.*	(235,466)

		(351,865)

	Electronic Equipment & Instruments 1.7%
(14,398)	Arlo Technologies, Inc.*	(157,082)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
(85,305)	SmartRent, Inc.*	$(326,718)

		(483,800)

	Health Care Equipment 2.7%
(8,402)	Alphatec Holdings, Inc.*	(151,068)
(14,418)	Nevro Corp.*	(366,506)
(19,201)	Pulmonx Corp.*	(251,725)

		(769,299)

	Health Care Technology 1.3%
(106,887)	American Well Corp., Class A*	(224,463)
(77,715)	Multiplan Corp.*	(163,978)

		(388,441)

	Heavy Electrical Equipment 0.4%
(7,733)	Bloom Energy Corp., Class A*	(126,435)

	Hotel & Resort REITs 0.9%
(20,092)	Park Hotels & Resorts, Inc.	(257,580)

	Hotels, Resorts & Cruise Lines 1.6%
(1,725)	Hyatt Hotels Corp., Class A	(197,650)
(25,419)	Lindblad Expeditions Holdings, Inc.*	(276,559)

		(474,209)

	Human Resource & Employment Services 1.0%
(4,261)	Ceridian HCM Holding, Inc.*	(285,359)

	Interactive Home Entertainment 1.0%
(6,863)	ROBLOX Corp., Class A*	(276,579)

	Interactive Media & Services 1.1%
(99,158)	Angi, Inc.*	(327,221)

	Mortgage REITs 1.6%
(29,634)	Chimera Investment Corp.	(170,988)
(29,535)	Rithm Capital Corp.	(276,153)

		(447,141)

	Multi-Family Residential REIT’s 1.1%
(19,199)	Elme Communities	(315,632)

	Multi-Utilities 0.7%
(6,903)	CenterPoint Energy, Inc.	(201,223)

	Oil & Gas Refining & Marketing 0.4%
(4,356)	Par Pacific Holdings, Inc.*	(115,913)

	Packaged Foods & Meats 0.8%
(1,521)	J M Smucker Co.	(224,606)

	Passenger Airlines 1.8%
(24,060)	Hawaiian Holdings, Inc.*	(259,126)
(25,343)	Joby Aviation, Inc.*	(260,019)

		(519,145)

	Personal Care Products 0.8%
(17,823)	Coty, Inc., Class A*	(219,045)

	Pharmaceuticals 0.8%
(21,731)	Viatris, Inc.	(216,875)

	Real Estate Development 0.7%
(2,591)	Howard Hughes Corp.*	(204,482)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 1.1%
(23,312)	CVB Financial Corp.	$(309,583)

	Research & Consulting Services 1.1%
(27,834)	Dun & Bradstreet Holdings, Inc.	(322,039)

	Restaurants 1.2%
(27,411)	Sweetgreen, Inc., Class A*	(351,409)

	Semiconductors 1.0%
(5,207)	Wolfspeed, Inc.*	(289,457)

	Soft Drinks & Non-alcoholic Beverages 0.9%
(1,788)	Celsius Holdings, Inc.*	(266,752)

	Trading Companies & Distributors 1.5%
(7,700)	FTAI Aviation Ltd.	(243,782)
(8,505)	Xometry, Inc., Class A*	(180,136)

		(423,918)

	Transaction & Payment Processing Services 0.8%
(14,099)	Affirm Holdings, Inc.*	(216,138)

	Water Utilities 1.0%
(5,819)	California Water Service Group	(300,435)

	Total Investments Sold Short (proceeds $12,709,729) (41.6%)	(11,962,684)

	Total Investments, Net of Investments Sold Short (cost $23,095,797) 85.8%	24,646,497

	Other Assets less Liabilities 14.2%	4,076,450

	NET ASSETS 100.0%	$28,722,947

	*Non-income producing. ††All or a portion of this security has been designated as collateral for short sales. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries:

COUNTRY	%
Israel	0.7
United States	99.3

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Advertising 1.1%
300,338	Thryv Holdings, Inc.*	$7,388,315

	Apparel Retail 2.1%
159,992	Boot Barn Holdings, Inc.*	13,549,722

	Application Software 9.0%
186,310	Agilysys, Inc.*	12,788,318
717,416	Applied Digital Corp.*	6,707,840
654,540	CS Disco, Inc.*	5,380,319
622,011	Enfusion, Inc., Class A*	6,978,963
311,671	Q2 Holdings, Inc.*	9,630,634
118,543	Sprout Social, Inc., Class A*	5,471,945
1,070,637	Weave Communications, Inc.*	11,894,777

		58,852,796

	Automotive Parts & Equipment 4.0%
124,669	Patrick Industries, Inc.	9,973,520
193,420	XPEL, Inc.*	16,289,832

		26,263,352

	Biotechnology 3.9%
803,916	Allovir, Inc.*	2,733,314
340,062	Atara Biotherapeutics, Inc.*	547,500
609,978	BriaCell Therapeutics Corp.*	3,916,059
83,578	Denali Therapeutics, Inc.*	2,466,387
140,110	Dyne Therapeutics, Inc.*	1,576,237
118,822	Kymera Therapeutics, Inc.*	2,731,718
368,325	MacroGenics, Inc.*	1,970,539
128,313	Mirum Pharmaceuticals, Inc.*	3,319,457
127,054	Nkarta, Inc.*	278,248
276,809	Nurix Therapeutics, Inc.*	2,765,322
1,180,362	Sangamo Therapeutics, Inc.*	1,534,471
100,595	Viking Therapeutics, Inc.*	1,630,645

		25,469,897

	Building Products 3.1%
60,332	CSW Industrials, Inc.	10,026,575
955,159	Janus International Group, Inc.*	10,181,995

		20,208,570

	Construction & Engineering 2.1%
432,682	Construction Partners, Inc., Class A*	13,581,888

	Consumer Finance 1.3%
1,044,587	EZCORP, Inc., Class A*	8,753,639

	Data Processing & Outsourced Services 1.1%
614,082	TaskUS, Inc., Class A*	6,951,408

	Distillers & Vintners 0.1%
843,723	Vintage Wine Estates, Inc.*	721,805

	Electrical Components & Equipment 2.0%
325,631	Allied Motion Technologies, Inc.	13,005,702

	Electronic Equipment & Instruments 3.7%
219,328	Napco Security Technologies, Inc.	7,599,715
494,256	nLight, Inc.*	7,621,428
78,682	OSI Systems, Inc.*	9,271,100

		24,492,243

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Environmental & Facilities Services 3.0%
513,079	Heritage-Crystal Clean, Inc.*	$19,389,255

	Financial Exchanges & Data 1.2%
761,043	Open Lending Corp., Class A*	7,998,562

	Health Care Equipment 3.0%
441,322	Paragon 28, Inc.*	7,829,052
353,807	Silk Road Medical, Inc.*	11,495,190

		19,324,242

	Health Care Facilities 1.4%
763,917	Pennant Group, Inc.*	9,380,901

	Health Care Services 3.7%
197,022	Addus HomeCare Corp.*	18,263,939
427,239	Castle Biosciences, Inc.*	5,861,719

		24,125,658

	Health Care Supplies 3.4%
215,339	OrthoPediatrics Corp.*	9,442,615
66,352	UFP Technologies, Inc.*	12,862,335

		22,304,950

	Health Care Technology 2.7%
191,027	Simulations Plus, Inc.	8,277,200
1,143,920	Tabula Rasa HealthCare, Inc.*	9,437,340

		17,714,540

	Home Furnishings 0.7%
1,636,593	Purple Innovation, Inc.	4,549,729

	Homebuilding 1.7%
441,298	Dream Finders Homes, Inc., Class A*	10,851,518

	Human Resource & Employment Services 1.8%
530,414	Asure Software, Inc.*	6,449,834
497,674	DLH Holdings Corp.*	5,101,159

		11,550,993

	Industrial Machinery & Supplies & Components 7.1%
192,357	Helios Technologies, Inc.	12,712,874
77,524	Kadant, Inc.	17,218,080
337,510	Kornit Digital Ltd.*	9,912,669
5,549,142	Markforged Holding Corp.*	6,714,462

		46,558,085

	Insurance Brokers 1.7%
177,270	Goosehead Insurance, Inc., Class A*	11,148,510

	Internet Services & Infrastructure 1.1%
713,366	BigCommerce Holdings, Inc., Series 1*	7,097,992

	IT Consulting & Other Services 1.6%
1,162,878	Grid Dynamics Holdings, Inc.*	10,756,621

	Leisure Facilities 1.3%
505,730	Xponential Fitness, Inc., Class A*	8,723,843

	Leisure Products 1.7%
353,269	MasterCraft Boat Holdings, Inc.*	10,827,695

	Life Sciences Tools & Services 0.5%
651,004	Inotiv, Inc.*	3,105,289

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Equipment & Services 1.7%
639,094	DMC Global, Inc.*	$11,350,309

	Packaged Foods & Meats 1.4%
134,232	Freshpet, Inc.*	8,833,808

	Pharmaceuticals 0.4%
1,120,896	Esperion Therapeutics, Inc.*	1,558,046
7,810,171	PharmaCielo Ltd.* ‡‡	1,179,116

		2,737,162

	Regional Banks 2.7%
391,029	Esquire Financial Holdings, Inc.	17,885,666

	Research & Consulting Services 2.4%
127,188	ICF International, Inc.	15,820,915

	Restaurants 2.3%
223,147	Chuy’s Holdings, Inc.*	9,108,861
67,252	Kura Sushi USA, Inc., Class A*	6,251,073

		15,359,934

	Semiconductor Materials & Equipment 5.8%
117,052	Nova Ltd.*	13,730,200
211,199	PDF Solutions, Inc.*	9,525,075
561,184	Veeco Instruments, Inc.*	14,411,205

		37,666,480

	Semiconductors 2.3%
67,355	Impinj, Inc.*	6,038,376
76,073	SiTime Corp.*	8,974,332

		15,012,708

	Systems Software 2.5%
68,101	CyberArk Software Ltd.*	10,646,229
127,550	Rapid7, Inc.*	5,775,464

		16,421,693

	Trading Companies & Distributors 2.5%
190,348	Transcat, Inc.*	16,238,588

	Transaction & Payment Processing Services 2.4%
1,499,417	Cantaloupe, Inc.*	11,935,359
846,711	Payfare, Inc.*	3,579,228

		15,514,587

	Total Common Stocks (cost $552,875,977)	637,489,570

	PREFERRED STOCKS 1.5%

	Textiles 1.5%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,460,114

	Total Preferred Stocks (cost $10,000,013)	9,460,114

	WARRANTS 0.1%

	Pharmaceuticals 0.1%
1,202,790	Esperion Therapeutics, Inc., expiring 9/22/2026* *** †	493,144

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
45,000	IM Cannabis Corp., expiring 5/7/2026* *** †	$—

		493,144

	Total Warrants (cost $1,230,197)	493,144

	Total Investments (cost $564,106,187) 99.1%	647,442,828
	Other Assets less Liabilities 0.9%	6,159,490

	NET ASSETS 100.0%	$653,602,318

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2023 amounted to approximately $9,953,258 and represented 1.52% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Micro Cap Fund’s investments were in the following countries:

COUNTRY	%
Canada	1.3
Israel	5.3
United States	93.4

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Agricultural Products & Services 0.5%
79,565	Winfarm SAS*	$1,380,460

	Air Freight & Logistics 1.1%
495,000	Radiant Logistics, Inc.*	3,326,400

	Apparel Retail 0.6%
77,000	Shoe Carnival, Inc.	1,807,960

	Application Software 4.3%
154,000	Fund Technologies PLC*	3,754,974
195,489	Red Violet, Inc.*	4,021,209
466,000	Weave Communications, Inc.*	5,177,260

		12,953,443

	Asset Management & Custody Banks 0.9%
726,000	Fiducian Group Ltd.	2,825,875

	Automotive Parts & Equipment 1.3%
47,440	Patrick Industries, Inc.	3,795,200

	Automotive Retail 0.5%
373,000	CarParts.com, Inc.*	1,585,250

	Biotechnology 1.4%
163,000	BioAtla, Inc.*	489,000
40,000	Kymera Therapeutics, Inc.*	919,600
49,000	Mirum Pharmaceuticals, Inc.*	1,267,630
79,000	Nurix Therapeutics, Inc.*	789,210
54,000	Viking Therapeutics, Inc.*	875,340

		4,340,780

	Casinos & Gaming 2.1%
518,000	Full House Resorts, Inc.*	3,470,600
109,000	NeoGames SA*	2,847,080

		6,317,680

	Commercial & Residential Mortgage Finance 1.2%
493,000	Mortgage Advice Bureau Holdings Ltd.	3,694,047

	Communications Equipment 3.9%
127,700	Digi International, Inc.*	5,030,103
275,300	Harmonic, Inc.*	4,451,601
577,000	Lantronix, Inc.*	2,429,170

		11,910,874

	Construction & Engineering 6.8%
65,400	Argan, Inc.	2,577,414
153,000	Bowman Consulting Group Ltd.*	4,877,640
203,116	Construction Partners, Inc., Class A*	6,375,811
119,200	Sterling Infrastructure, Inc.*	6,651,360

		20,482,225

	Consumer Finance 1.3%
486,000	EZCORP, Inc., Class A*	4,072,680

	Diversified Metals & Mining 0.6%
650,000	Foran Mining Corp.*	1,727,118

	Diversified Support Services 0.9%
2,026,000	Johnson Service Group PLC	2,655,355

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 1.1%
87,000	Allied Motion Technologies, Inc.	$3,474,780

	Electronic Equipment & Instruments 2.1%
302,000	Luna Innovations, Inc.*	2,754,240
107,791	Napco Security Technologies, Inc.	3,734,958

		6,489,198

	Electronic Manufacturing Services 1.5%
162,000	Kimball Electronics, Inc.*	4,476,060

	Environmental & Facilities Services 0.9%
257,500	Aris Water Solutions, Inc., Class A	2,657,400

	Food Distributors 1.7%
141,000	Chefs’ Warehouse, Inc.*	5,042,160

	Food Retail 1.1%
125,000	Halows Co. Ltd.	3,380,906

	Health Care Equipment 1.6%
482,557	Biomerica, Inc.*	656,277
110,000	Inmode Ltd.*	4,108,500

		4,764,777

	Health Care Facilities 1.0%
256,000	Pennant Group, Inc.*	3,143,680

	Health Care Services 4.0%
43,000	Addus HomeCare Corp.*	3,986,100
329,000	InfuSystem Holdings, Inc.*	3,168,270
512,000	Viemed Healthcare, Inc.*	5,007,360

		12,161,730

	Health Care Supplies 1.3%
89,000	OrthoPediatrics Corp.*	3,902,650

	Health Care Technology 3.9%
597,539	Instem PLC*	4,740,297
61,155	Nexus AG	3,767,317
222,000	OptimizeRx Corp.*	3,172,380

		11,679,994

	Home Furnishings 0.8%
87,000	Lovesac Co.*	2,344,650

	Homebuilding 3.7%
144,000	Skyline Champion Corp.*	9,424,800
194,000	Vistry Group PLC	1,629,193

		11,053,993

	Industrial Machinery & Supplies & Components 3.4%
259,300	Graham Corp.*	3,443,504
29,000	John Bean Technologies Corp.	3,517,700
15,000	Kadant, Inc.	3,331,500

		10,292,704

	Integrated Telecommunication Services 0.8%
171,800	Ooma, Inc.*	2,571,846

	Internet Services & Infrastructure 1.2%
356,000	BigCommerce Holdings, Inc., Series 1*	3,542,200

	Investment Banking & Brokerage 1.8%
268,000	JDC Group AG*	5,307,817

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 2.2%
472,987	AgileThought, Inc.*	$354,740
444,000	Grid Dynamics Holdings, Inc.*	4,107,000
1,159,300	Pivotree, Inc.*	2,170,269

		6,632,009

	Life Sciences Tools & Services 1.7%
276,000	Ergomed PLC*	3,416,567
381,500	Inotiv, Inc.*	1,819,755

		5,236,322

	Mortgage REITs 0.6%
146,000	AFC Gamma, Inc.	1,817,700

	Movies & Entertainment 0.8%
884,000	Thunderbird Entertainment Group, Inc.*	2,348,881

	Packaged Foods & Meats 2.3%
392,000	Hilton Food Group PLC	3,106,520
1,481,000	LT Foods Ltd.	2,383,823
507,038	MamaMancini’s Holdings, Inc.*	1,531,255

		7,021,598

	Pharmaceuticals 2.3%
566,000	Biote Corp., Class A*	3,826,160
163,000	Harrow Health, Inc.*	3,103,520

		6,929,680

	Property & Casualty Insurance 3.5%
91,986	HCI Group, Inc.	5,682,895
339,000	Kingsway Financial Services, Inc.*	2,762,850
85,336	Skyward Specialty Insurance Group, Inc.*	2,167,534

		10,613,279

	Regional Banks 5.6%
124,000	Axos Financial, Inc.*	4,890,560
128,985	California BanCorp*	1,934,775
150,768	Esquire Financial Holdings, Inc.	6,896,128
38,611	First Western Financial, Inc.*	718,165
452,106	Sterling Bancorp, Inc.*	2,473,020

		16,912,648

	Research & Consulting Services 2.7%
49,000	ICF International, Inc.	6,095,110
2,687,674	Knights Group Holdings PLC	2,178,447

		8,273,557

	Restaurants 2.0%
198,478	GEN Restaurant Group, Inc.* ‡‡	3,372,141
759,000	Noodles & Co.*	2,565,420

		5,937,561

	Semiconductor Materials & Equipment 1.4%
164,791	Veeco Instruments, Inc.*	4,231,833

	Semiconductors 3.8%
77,400	Impinj, Inc.*	6,938,910
38,443	SiTime Corp.*	4,535,121

		11,474,031

	Specialized Finance 1.1%
86,000	A-Mark Precious Metals, Inc.	3,219,410

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Steel 1.3%
80,000	Haynes International, Inc.	$4,065,600

	Systems Software 1.2%
78,400	Rapid7, Inc.*	3,549,952

	Trading Companies & Distributors 4.7%
164,000	ADENTRA, Inc.	4,023,401
111,000	Global Industrial Co.	3,082,470
232,724	Karat Packaging, Inc.	4,247,213
23,000	Veritiv Corp.	2,889,030

		14,242,114

	Transaction & Payment Processing Services 1.1%
140,921	i3 Verticals, Inc., Class A*	3,221,454

	Water Utilities 0.6%
72,489	Consolidated Water Co. Ltd.	1,756,408

	Total Common Stocks (cost $242,504,859)	296,645,929

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals LLC* *** †	505

	Total Limited Liability Company Membership Interest (cost $30,001)	505

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
1,447	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	—

	Total Warrants (cost $396,902)	—

	Total Investments (cost $242,931,762) 98.2%§	296,646,434
	Other Assets less Liabilities 1.8%	5,426,919

	NET ASSETS 100.0%	$302,073,353

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2023 amounted to approximately $505 and represented 0.00% of net assets.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.29%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2023, Wasatch Micro Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Australia	0.9
Canada	3.5
France	0.5
Germany	3.1
India	0.8
Israel	2.3
Japan	1.1
United Kingdom	8.5
United States	79.3

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Apparel Retail 2.4%
628,294	Boot Barn Holdings, Inc.*	$53,210,219

	Application Software 4.9%
591,728	Five9, Inc.*	48,787,974
1,054,766	nCino, Inc.*	31,769,552
643,634	Sprout Social, Inc., Class A*	29,710,145

		110,267,671

	Asset Management & Custody Banks 2.0%
1,808,043	StepStone Group, Inc., Class A	44,857,547

	Automotive Parts & Equipment 5.2%
555,903	Fox Factory Holding Corp.*	60,321,035
670,618	XPEL, Inc.*	56,479,448

		116,800,483

	Biotechnology 2.8%
2,455,450	Allovir, Inc.*	8,348,530
2,371,687	Atara Biotherapeutics, Inc.*	3,818,416
1,726,675	C4 Therapeutics, Inc.*	4,748,356
308,371	Denali Therapeutics, Inc.*	9,100,028
486,834	Dyne Therapeutics, Inc.*	5,476,883
268,635	Kymera Therapeutics, Inc.*	6,175,919
1,691,598	Nkarta, Inc.*	3,704,600
921,261	Nurix Therapeutics, Inc.*	9,203,397
4,442,232	Sangamo Therapeutics, Inc.*	5,774,902
399,792	Viking Therapeutics, Inc.*	6,480,628

		62,831,659

	Broadline Retail 3.3%
755,800	Global-e Online Ltd.*	30,942,452
721,051	Ollie’s Bargain Outlet Holdings, Inc.*	41,770,484

		72,712,936

	Building Products 3.6%
405,743	AAON, Inc.	38,468,494
1,373,067	AZEK Co., Inc.*	41,590,199

		80,058,693

	Data Processing & Outsourced Services 0.7%
1,363,928	TaskUS, Inc., Class A* ‡‡	15,439,665

	Distillers & Vintners 0.1%
3,987,551	Vintage Wine Estates, Inc.* ‡‡	3,411,350

	Financial Exchanges & Data 1.0%
2,029,469	Open Lending Corp., Class A*	21,329,719

	Health Care Equipment 5.0%
438,784	Axonics, Inc.*	22,145,428
193,725	Inspire Medical Systems, Inc.*	62,890,884
852,034	Silk Road Medical, Inc.*	27,682,585

		112,718,897

	Health Care Facilities 3.8%
890,021	Ensign Group, Inc.	84,961,405

	Health Care Services 0.5%
824,664	Castle Biosciences, Inc.*	11,314,390

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.7%
2,828,573	Neogen Corp.*	$61,521,463

	Home Improvement Retail 2.5%
540,117	Floor & Decor Holdings, Inc., Class A*	56,150,563

	Homebuilding 2.7%
442,838	LGI Homes, Inc.*	59,734,418

	Human Resource & Employment Services 2.6%
316,420	Paylocity Holding Corp.*	58,388,983

	Industrial Machinery & Supplies & Components 6.5%
829,124	Helios Technologies, Inc.	54,796,805
821,290	Kornit Digital Ltd.*	24,121,287
302,354	RBC Bearings, Inc.*	65,752,925

		144,671,017

	Insurance Brokers 1.7%
592,982	Goosehead Insurance, Inc., Class A*	37,292,638

	Interactive Media & Services 1.9%
2,409,083	ZipRecruiter, Inc., Class A*	42,785,314

	IT Consulting & Other Services 3.6%
284,433	Globant SA*	51,118,299
3,257,401	Grid Dynamics Holdings, Inc.*	30,130,959

		81,249,258

	Leisure Products 2.1%
1,217,048	YETI Holdings, Inc.*	47,270,144

	Life Sciences Tools & Services 3.5%
329,626	Medpace Holdings, Inc.*	79,166,276

	Managed Health Care 3.1%
1,084,172	HealthEquity, Inc.*	68,454,620

	Other Specialty Retail 2.9%
325,686	Five Below, Inc.*	64,010,326

	Packaged Foods & Meats 1.1%
357,818	Freshpet, Inc.*	23,548,003

	Personal Care Products 2.8%
1,693,405	BellRing Brands, Inc.*	61,978,623

	Pharmaceuticals 1.9%
86,258	Arvinas, Inc.*	2,140,923
4,060,881	Esperion Therapeutics, Inc.*	5,644,625
544,593	Intra-Cellular Therapies, Inc.*	34,483,629

		42,269,177

	Regional Banks 2.7%
1,072,977	Pinnacle Financial Partners, Inc.	60,784,147

	Semiconductor Materials & Equipment 3.9%
738,980	Nova Ltd.*	86,682,354

	Semiconductors 1.2%
234,069	SiTime Corp.*	27,613,120

	Specialized Consumer Services 1.3%
2,956,334	Mister Car Wash, Inc.*	28,528,623

	Systems Software 5.9%
419,747	CyberArk Software Ltd.*	65,619,048
1,419,968	JFrog Ltd.*	39,333,114

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
576,089	Rapid7, Inc.*	$26,085,310

		131,037,472

	Trading Companies & Distributors 3.3%
440,862	SiteOne Landscape Supply, Inc.*	73,782,664

	Transaction & Payment Processing Services 2.9%
560,995	Euronet Worldwide, Inc.*	65,843,983

	Total Common Stocks (cost $1,884,161,051)	2,192,677,820

	PREFERRED STOCKS 1.2%

	Semiconductor Materials & Equipment 0.0%
184,939	Nanosys, Inc., Series A-1 Pfd.* *** †	85,072
991,999	Nanosys, Inc., Series A-2 Pfd.* *** †	456,319

		541,391

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	9,318,140

	Textiles 0.8%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	17,028,171

	Total Preferred Stocks (cost $28,184,928)	26,887,702

	WARRANTS 0.1%

	Pharmaceuticals 0.1%
2,908,006	Esperion Therapeutics, Inc. expiring 9/22/2026* *** †	1,192,283

	Total Warrants (cost $1,411,160)	1,192,283

	Total Investments (cost $1,913,757,139) 99.4%	2,220,757,805
	Other Assets less Liabilities 0.6%	14,007,933

	NET ASSETS 100.0%	$2,234,765,738

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2023 amounted to approximately $28,079,985 and represented 1.26% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Small Cap Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	9.3
United States	90.7

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 0.0%
1,000	HEICO Corp., Class A	$140,600

	Application Software 2.9%
197,474	Five9, Inc.*	16,281,731
270,088	Guidewire Software, Inc.*	20,548,295

		36,830,026

	Asset Management & Custody Banks 5.7%
891,129	Artisan Partners Asset Management, Inc., Class A	35,030,281
457,055	Hamilton Lane, Inc., Class A	36,555,259

		71,585,540

	Automotive Parts & Equipment 3.3%
243,861	Fox Factory Holding Corp.*	26,461,357
183,899	Patrick Industries, Inc.	14,711,920

		41,173,277

	Automotive Retail 1.9%
644,792	Valvoline, Inc.	24,186,148

	Biotechnology 1.8%
1,322,255	Atara Biotherapeutics, Inc.*	2,128,831
839,820	C4 Therapeutics, Inc.*	2,309,505
506,615	Dyne Therapeutics, Inc.*	5,699,419
171,536	Kymera Therapeutics, Inc.*	3,943,613
568,855	Nurix Therapeutics, Inc.*	5,682,861
151,412	Viking Therapeutics, Inc.*	2,454,388

		22,218,617

	Broadcasting 0.9%
69,784	Nexstar Media Group, Inc.	11,622,525

	Broadline Retail 1.8%
397,866	Ollie’s Bargain Outlet Holdings, Inc.*	23,048,377

	Building Products 3.0%
1,689,703	Janus International Group, Inc.*	18,012,234
305,569	Trex Co., Inc.*	20,033,104

		38,045,338

	Cargo Ground Transportation 2.1%
76,484	Saia, Inc.*	26,188,887

	Commodity Chemicals 0.8%
305,485	AdvanSix, Inc.	10,685,865

	Construction & Engineering 1.2%
472,365	Construction Partners, Inc., Class A*	14,827,537

	Construction Machinery & Heavy Transportation Equipment 1.6%
366,403	Allison Transmission Holdings, Inc.	20,687,113

	Education Services 2.1%
260,549	Grand Canyon Education, Inc.*	26,891,262

	Electronic Components 0.9%
392,165	Vishay Intertechnology, Inc.	11,529,651

	Electronic Manufacturing Services 2.4%
229,634	Fabrinet*	29,824,864

	Financial Exchanges & Data 1.0%
1,168,277	Open Lending Corp., Class A*	12,278,591

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Distributors 1.2%
318,774	Andersons, Inc.	$14,711,420

	Health Care Equipment 1.3%
422,005	Inmode Ltd.*	15,761,887

	Health Care Facilities 3.2%
419,211	Ensign Group, Inc.	40,017,882

	Health Care Supplies 3.1%
700,321	Neogen Corp.*	15,231,982
119,245	UFP Technologies, Inc.*	23,115,643

		38,347,625

	Home Furnishings 0.8%
381,986	Lovesac Co.*	10,294,523

	Homebuilding 5.0%
144,966	Century Communities, Inc.	11,107,295
137,701	LGI Homes, Inc.*	18,574,488
508,230	Skyline Champion Corp.*	33,263,653

		62,945,436

	Industrial Machinery & Supplies & Components 6.4%
130,696	Albany International Corp., Class A	12,191,323
324,684	Helios Technologies, Inc.	21,458,365
207,609	Kadant, Inc.	46,109,959

		79,759,647

	Investment Banking & Brokerage 2.6%
727,144	Moelis & Co., Class A	32,968,709

	Leisure Products 2.4%
414,631	Vista Outdoor, Inc.*	11,472,840
490,846	YETI Holdings, Inc.*	19,064,458

		30,537,298

	Life Sciences Tools & Services 2.3%
5,000	Inotiv, Inc.*	23,850
120,692	Medpace Holdings, Inc.*	28,986,598

		29,010,448

	Managed Health Care 1.8%
355,368	HealthEquity, Inc.*	22,437,936

	Mortgage REITs 1.4%
1,165,347	Arbor Realty Trust, Inc.	17,270,443

	Oil & Gas Equipment & Services 1.4%
410,017	Cactus, Inc., Class A	17,351,920

	Oil & Gas Exploration & Production 3.8%
1,165,900	Magnolia Oil & Gas Corp., Class A	24,367,310
449,290	Matador Resources Co.	23,506,853

		47,874,163

	Pharmaceuticals 1.1%
213,012	Intra-Cellular Therapies, Inc.*	13,487,920

	Regional Banks 9.7%
673,988	Axos Financial, Inc.*	26,582,087
824,277	Bank OZK	33,102,964
537,497	FB Financial Corp.	15,076,791
321,139	Hancock Whitney Corp.	12,325,315
383,828	Pinnacle Financial Partners, Inc.	21,743,856

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
319,324	ServisFirst Bancshares, Inc.	$13,066,738

		121,897,751

	Self Storage REIT’s 1.8%
650,738	National Storage Affiliates Trust	22,665,205

	Semiconductor Materials & Equipment 4.9%
308,138	Nova Ltd.*	36,144,587
983,126	Veeco Instruments, Inc.*	25,246,676

		61,391,263

	Semiconductors 1.0%
106,963	SiTime Corp.*	12,618,425

	Specialized Consumer Services 1.0%
1,301,610	Mister Car Wash, Inc.*	12,560,537

	Specialty Chemicals 2.7%
342,839	Innospec, Inc.	34,434,749

	Steel 2.3%
243,451	Commercial Metals Co.	12,820,130
357,327	Ryerson Holding Corp.	15,500,845

		28,320,975

	Trading Companies & Distributors 1.2%
116,594	Veritiv Corp.	14,645,372

	Transaction & Payment Processing Services 2.5%
266,417	Euronet Worldwide, Inc.*	31,269,363

	Total Common Stocks (cost $959,827,911)	1,234,345,115

	Total Investments (cost $959,827,911) 98.3%	1,234,345,115
	Other Assets less Liabilities 1.7%	21,476,854

	NET ASSETS 100.0%	$1,255,821,969

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch Small Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Israel	4.2
United States	95.8

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Application Software 8.5%
497,337	Five9, Inc.*	$41,005,436
62,448	HubSpot, Inc.*	33,227,956
870,867	Q2 Holdings, Inc.*	26,909,790
388,348	Sprout Social, Inc., Class A*	17,926,144

		119,069,326

	Automotive Parts & Equipment 1.4%
175,123	Fox Factory Holding Corp.*	19,002,597

	Biotechnology 7.2%
1,826,476	Allovir, Inc.*	6,210,018
1,881,974	Atara Biotherapeutics, Inc.*	3,029,978
1,104,693	BioAtla, Inc.*	3,314,079
1,342,841	C4 Therapeutics, Inc.*	3,692,813
226,049	Denali Therapeutics, Inc.*	6,670,706
469,598	Dyne Therapeutics, Inc.*	5,282,978
307,427	Exact Sciences Corp.*	28,867,395
958,607	Exagen, Inc.* ‡‡	2,779,960
240,479	Kymera Therapeutics, Inc.*	5,528,612
987,112	MacroGenics, Inc.*	5,281,049
1,759,006	Nkarta, Inc.*	3,852,223
867,303	Nurix Therapeutics, Inc.*	8,664,357
6,475,465	Sangamo Therapeutics, Inc.*	8,418,105
530,460	Viking Therapeutics, Inc.*	8,598,757

		100,191,030

	Broadline Retail 1.4%
333,075	Ollie’s Bargain Outlet Holdings, Inc.*	19,295,035

	Building Products 2.7%
577,827	Trex Co., Inc.*	37,882,338

	Distillers & Vintners 0.2%
3,834,725	Vintage Wine Estates, Inc.* ‡‡	3,280,607

	Distributors 1.1%
40,749	Pool Corp.	15,266,205

	Financial Exchanges & Data 3.0%
47,005	MarketAxess Holdings, Inc.	12,288,047
2,091,522	Open Lending Corp., Class A*	21,981,896
110,897	Tradeweb Markets, Inc., Class A	7,594,227

		41,864,170

	Health Care Equipment 10.1%
766,327	Artivion, Inc.*	13,173,161
578,771	AtriCure, Inc.*	28,568,137
163,207	Inspire Medical Systems, Inc.*	52,983,520
769,525	Paragon 28, Inc.*	13,651,373
977,595	Silk Road Medical, Inc.*	31,762,062

		140,138,253

	Health Care Services 1.3%
1,276,068	Castle Biosciences, Inc.*	17,507,653

	Health Care Supplies 1.0%
5,582,875	Cerus Corp.*	13,733,873

	Health Care Technology 0.9%
64,306	Veeva Systems, Inc., Class A*	12,715,225

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Improvement Retail 3.4%
456,783	Floor & Decor Holdings, Inc., Class A*	$47,487,161

	Homebuilding 3.1%
145,587	LGI Homes, Inc.*	19,638,230
350,664	Skyline Champion Corp.*	22,950,959

		42,589,189

	Human Resource & Employment Services 2.6%
199,196	Paylocity Holding Corp.*	36,757,638

	Industrial Machinery & Supplies & Components 2.3%
565,195	Kornit Digital Ltd.*	16,599,777
74,185	RBC Bearings, Inc.*	16,133,012

		32,732,789

	Insurance Brokers 1.3%
283,599	Goosehead Insurance, Inc., Class A*	17,835,541

	Internet Services & Infrastructure 1.9%
2,630,511	BigCommerce Holdings, Inc., Series 1*	26,173,584

	IT Consulting & Other Services 3.0%
271,889	Endava PLC, ADR*	14,081,131
154,982	Globant SA*	27,853,365

		41,934,496

	Managed Health Care 2.2%
486,124	HealthEquity, Inc.*	30,693,869

	Metal, Glass & Plastic Containers 1.1%
540,590	TriMas Corp.	14,860,819

	Oil & Gas Exploration & Production 2.3%
1,025,483	Magnolia Oil & Gas Corp., Class A	21,432,595
195,585	Matador Resources Co.	10,233,007

		31,665,602

	Other Specialty Retail 2.6%
187,037	Five Below, Inc.*	36,760,252

	Packaged Foods & Meats 3.4%
715,534	Freshpet, Inc.*	47,089,293

	Pharmaceuticals 3.8%
128,656	Arvinas, Inc.*	3,193,242
3,595,975	Esperion Therapeutics, Inc.*	4,998,405
698,258	Intra-Cellular Therapies, Inc.*	44,213,697

		52,405,344

	Regional Banks 2.4%
840,774	Bank OZK	33,765,484

	Semiconductor Materials & Equipment 7.7%
505,216	Kulicke & Soffa Industries, Inc.	30,035,091
346,067	Nova Ltd.*	40,593,659
805,845	PDF Solutions, Inc.*	36,343,610

		106,972,360

	Semiconductors 6.0%
66,807	Monolithic Power Systems, Inc.	36,091,145
300,482	Power Integrations, Inc.	28,446,631
160,869	SiTime Corp.*	18,977,716

		83,515,492

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 2.7%
281,330	Balchem Corp.	$37,926,097

	Systems Software 6.2%
225,190	CyberArk Software Ltd.*	35,203,953
831,642	JFrog Ltd.*	23,036,483
167,884	Monday.com Ltd.*	28,745,099

		86,985,535

	Transaction & Payment Processing Services 1.9%
196,653	Block, Inc.*	13,091,190
205,584	Shift4 Payments, Inc., Class A*	13,961,210

		27,052,400

	Total Common Stocks (cost $1,251,407,084)	1,375,149,257

	PREFERRED STOCKS 1.0%

	Semiconductor Materials & Equipment 0.0%
46,235	Nanosys, Inc., Series A-1 Pfd.* *** †	21,268
248,000	Nanosys, Inc., Series A-2 Pfd.* *** †	114,080

		135,348

	Textiles 1.0%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,190,157

	Total Preferred Stocks (cost $15,546,241)	14,325,505

	WARRANTS 0.1%

	Insurance Brokers 0.0%
450,000	Hagerty, Inc., expiring 12/2/2026* *** † §§	882,000

	Pharmaceuticals 0.1%
2,161,987	Esperion Therapeutics, Inc., expiring 9/22/2026* *** †	886,415

	Total Warrants (cost $2,624,153)	1,768,415

	Total Investments (cost $1,269,577,478) 99.8%	1,391,243,177
	Other Assets less Liabilities 0.2%	2,696,119

	NET ASSETS 100.0%	$1,393,939,296

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8). †Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2023 amounted to approximately $16,093,920 and represented 1.15% of net assets.

‡‡Affiliated company (see Note 6).

§§The aggregate value of illiquid holdings at June 30, 2023, amounted to approximately $882,000 and represented 0.06% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2023, Wasatch Ultra Growth Fund’s investments were in the following countries:

COUNTRY	%
Israel	8.7
United Kingdom	1.0
United States	90.3

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX/WGUSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Aerospace & Defense 3.7%
2,939	HEICO Corp., Class A	$413,223

	Application Software 19.9%
1,075	ANSYS, Inc.*	355,040
1,937	Five9, Inc.*	159,705
3,499	Guidewire Software, Inc.*	266,204
374	HubSpot, Inc.*	199,002
1,031	Roper Technologies, Inc.	495,705
788	Tyler Technologies, Inc.*	328,178
1,711	Workday, Inc., Class A*	386,498

		2,190,332

	Asset Management & Custody Banks 3.1%
4,275	Hamilton Lane, Inc., Class A	341,914

	Automotive Parts & Equipment 2.3%
2,352	Fox Factory Holding Corp.*	255,216

	Automotive Retail 2.6%
7,596	Valvoline, Inc.	284,926

	Building Products 3.1%
5,285	Trex Co., Inc.*	346,485

	Cargo Ground Transportation 3.2%
962	Old Dominion Freight Line, Inc.	355,699

	Distributors 3.2%
937	Pool Corp.	351,038

	Diversified Support Services 4.0%
4,855	Copart, Inc.*	442,825

	Electrical Components & Equipment 4.2%
2,847	AMETEK, Inc.	460,872

	Electronic Components 4.2%
5,446	Amphenol Corp., Class A	462,638

	Electronic Equipment & Instruments 5.4%
5,162	Cognex Corp.	289,175
1,638	Novanta, Inc.*	301,556

		590,731

	Financial Exchanges & Data 4.5%
1,074	MarketAxess Holdings, Inc.	280,765
1,096	Morningstar, Inc.	214,893

		495,658

	Health Care Equipment 2.1%
717	Inspire Medical Systems, Inc.*	232,767

	Health Care Facilities 3.9%
4,542	Ensign Group, Inc.	433,579

	Health Care Technology 2.6%
1,433	Veeva Systems, Inc., Class A*	283,347

	Home Improvement Retail 2.1%
2,202	Floor & Decor Holdings, Inc., Class A*	228,920

	Human Resource & Employment Services 2.1%
1,256	Paylocity Holding Corp.*	231,770

WASATCH U.S. SELECT FUND (WAUSX/WGUSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 2.0%
1,226	Globant SA*	$220,337

	Life Sciences Tools & Services 5.6%
1,532	ICON PLC*	383,307
967	Medpace Holdings, Inc.*	232,244

		615,551

	Managed Health Care 3.4%
5,903	HealthEquity, Inc.*	372,715

	Other Specialty Retail 2.2%
1,231	Five Below, Inc.*	241,941

	Regional Banks 2.5%
6,883	Bank OZK	276,421

	Semiconductors 2.4%
487	Monolithic Power Systems, Inc.	263,092

	Specialty Chemicals 3.3%
2,692	Balchem Corp.	362,908

	Transaction & Payment Processing Services 1.2%
2,056	Block, Inc.*	136,868

	Total Common Stocks (cost $9,363,895)	10,891,773

	Total Investments (cost $9,363,895) 98.8%	10,891,773
	Other Assets less Liabilities 1.2%	127,189

	NET ASSETS 100.0%	$11,018,962

	*Non-income producing. See Notes to Schedules of Investments.

At June 30, 2023, Wasatch U.S. Select Fund’s investments were in the following countries:

COUNTRY	%
Ireland	3.5
United States	96.5

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2023 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.9%
$129,000,000	U.S. Treasury Bond, 1.25%, 5/15/50	$72,371,015
113,300,000	U.S. Treasury Bond, 1.375%, 8/15/50	65,700,722
68,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	44,792,344
54,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	40,021,243
22,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	17,115,201
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	38,337,683

	Total U.S. Government Obligations (cost $363,181,999)	278,338,208

	Total Investments (cost $363,181,999) 98.9%	278,338,208
	Other Assets less Liabilities 1.1%	3,184,649

	NET ASSETS 100.0%	$281,522,857

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Greater China Fund, International Select Fund, Long/Short Alpha Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; and U.S. Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2023. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during this period.

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2023, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,412,801,592	$310,662,910	$509,222,413	$264,656,102	$31,632,731

Gross appreciation	$986,114,021	$185,266,644	$53,191,947	$136,914,403	$8,632,967
Gross (depreciation)	(188,695,137)	(1,738,923)	(95,333,439)	(39,436,900)	(4,256,870)

Net appreciation (depreciation)	$797,418,884	$183,527,721	$(42,141,492)	$97,477,503	$4,376,097

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$151,243,830	$14,203,182	$126,526,338	$6,984,831	$410,458,639

Gross appreciation	$53,488,088	$2,674,477	$20,759,648	$113,398	$154,816,807
Gross (depreciation)	(12,662,113)	(1,575,451)	(4,511,515)	(2,519,530)	(32,550,814)

Net appreciation (depreciation)	$40,825,975	$1,099,026	$16,248,133	$(2,406,132)	$122,265,993

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$256,625,015	$5,011,561	$23,295,829	$592,132,865	$245,783,583

Gross appreciation	$88,962,656	$813,403	$5,630,708	$132,678,098	$80,197,672
Gross (depreciation)	(43,789,882)	(470,128)	(4,280,040)	(77,368,135)	(29,334,821)

Net appreciation (depreciation)	$45,172,774	$343,275	$1,350,668	$55,309,963	$50,862,851

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,921,329,005	$969,568,937	$1,278,322,786	$9,521,857	$363,473,578

Gross appreciation	$696,248,790	$314,384,386	$406,826,649	$1,458,746	$—
Gross (depreciation)	(396,819,990)	(49,608,208)	(293,906,258)	(88,830)	(85,135,370)

Net appreciation (depreciation)	$299,428,800	$264,776,178	$112,920,391	$1,369,916	$(85,135,370)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2023 with an “affiliated company” as so defined:

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2023	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2023	Change in Unrealized Appreciation for The Period ended 6/30/2023
Micro Cap Fund
Common Stock
PharmaCielo Ltd.	$2,546,853	$—	$28,982	$1,179,116	$—	$(289,416)	$(1,049,339)

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.	$—	$2,425,341	$—	$3,372,141	$—	$—	$946,800

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Value, Beginning Of the Period	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 6/30/2023	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2023	Change in Unrealized Appreciation for The Period ended 6/30/2023
Small Cap Growth Fund
Common Stock
Pennant Group, Inc.*	$20,382,041	$—	$20,817,841	$—	$—	$(15,036,554)	$15,472,354
TaskUS, Inc., Class A	23,923,988	3,174,795	6,236,593	15,439,665	—	(9,514,323)	4,091,798
Vintage Wine Estates, Inc., PIPE Shares	15,235,000	—	2,353,697	3,411,350	—	$(12,770,793)	3,300,840
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	13,770,449	—	—	17,028,171	—	—	3,257,722

	$73,311,478	$3,174,795	$29,408,131	$35,879,186	$—	$(37,321,670)	$26,122,714

Ultra Growth Fund
Common Stock
Conformis, Inc.*	2,631,685	—	1,202,907	—	—	(13,249,337)	11,820,559
Exagen, Inc.	2,625,714	—	26,421	2,779,960	—	(196,072)	376,739
Vintage Wine Estates, Inc., PIPE Shares	11,654,883	—	767,477	3,280,607	—	(2,960,663)	(4,646,136)
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	11,475,385	—	—	14,190,157	—	—	2,714,772

	$28,387,667	$—	$1,996,805	$20,250,724	$—	$(16,406,072)	$10,265,934

	Share Activity				Dividends Credited to Income for the Period ended 6/30/2023	Gain (Loss) Realized on Sale of Shares For the Period ended 6/30/2023	Change in Unrealized Appreciation for the Period ended 6/30/2023
	Balance 9/30/2022	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2023
Micro Cap Fund
Common Stock
PharmaCielo Ltd.	7,995,671	—	185,500	7,810,171	$—	$(289,416)	$(1,049,339)

Micro Cap Value Fund
Common Stock
GEN Restaurant Group, Inc.	—	198,478	—	198,478	$—	$—	$946,800

Small Cap Growth Fund		—
Common Stock
Pennant Group, Inc.*	1,957,929	—	1,957,929	—	—	(15,036,554)	15,472,354
TaskUS, Inc., Class A	1,485,962	220,546	342,580	1,363,928	—	(9,514,323)	4,091,798
Vintage Wine Estates, Inc., PIPE Shares	5,500,000	—	1,512,449	3,987,551	—	$(12,770,793)	3,300,840
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	—	—	3,257,722

	9,555,096	220,546	3,812,958	5,962,684	$—	$(37,321,670)	$26,122,714

Ultra Growth Fund
Common Stock
Conformis, Inc.*	13,764,042	—	13,764,042	—	—	(13,249,337)	11,820,559
Exagen, Inc.	968,898	—	10,291	958,607	—	(196,072)	376,739
Vintage Wine Estates, Inc., PIPE Shares	4,207,539	—	372,814	3,834,725	—	(2,960,663)	(4,646,136)
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	2,714,772

	19,449,817	—	14,147,147	5,302,670	$—	$(16,406,072)	$10,265,934

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on the sale of shares and the total change in unrealized appreciation for the period ended September 30, 2022 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year end.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2023, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Micro Cap Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$10,000,013	$9,460,114	1.45%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	613,226	493,144	0.07%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
			$11,230,210	$9,953,258	1.52%

Micro Cap Value Fund
Regenacy Pharmaceuticals LLC	LLC Membership Interest	12/21/2016	$30,001	$505	0.00%
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	396,902	0	0.00%
			$426,903	$505	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$9,318,140	0.42%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	17,028,171	0.76%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	184,939	85,072	0.01%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	2,000,000	456,319	0.02%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	1,411,160	1,192,283	0.05%
			$29,596,088	$28,079,985	1.26%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,190,157	1.02%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	46,235	21,268	0.00%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	500,001	114,080	0.01%
Esperion Therapeutics, Inc., expiring 9/22/2026	Warrants	12/3/2021	1,074,843	886,415	0.06%
			$16,621,083	$15,211,920	1.09%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days when the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023

Core Growth Fund
Assets
Common Stocks		$3,209,162,076	$—	$—	$3,209,162,076
Warrants		—	—	1,058,400	1,058,400

		$3,209,162,076	$—	$1,058,400	$3,210,220,476

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$28,795,550	$—	$28,795,550
	Apparel, Accessories & Luxury Goods	—	8,196,321	—	8,196,321
	Automotive Parts & Equipment	—	8,042,709	—	8,042,709
	Commercial & Residential Mortgage Finance	—	10,544,964	—	10,544,964
	Commodity Chemicals	—	23,582,442	—	23,582,442
	Consumer Finance	—	56,917,234	—	56,917,234
	Diversified Banks	—	61,177,617	—	61,177,617
	Diversified Chemicals	—	4,766,427	—	4,766,427
	Food Retail	—	20,018,453	—	20,018,453
	Footwear	—	1,329,806	—	1,329,806
	Health Care Facilities	—	7,536,859	—	7,536,859
	Health Care Services	—	43,621,034	—	43,621,034
	Industrial Machinery & Supplies & Components	—	49,610,677	—	49,610,677
	Interactive Media & Services	—	12,466,257	—	12,466,257
	IT Consulting & Other Services	—	44,208,698	—	44,208,698

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023
	Life Sciences Tools & Services	$—	$27,570,120	$—	$27,570,120
	Metal, Glass & Plastic Containers	—	3,146,422	—	3,146,422
	Property & Casualty Insurance	—	5,112,289	—	5,112,289
	Regional Banks	—	40,649,322	—	40,649,322
	Research & Consulting Services	—	14,600,152	—	14,600,152
	Specialty Chemicals	—	17,215,236	—	17,215,236
	Systems Software	—	5,082,042	—	5,082,042

		$—	$494,190,631	$—	$494,190,631

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$6,097,081	$—	$6,097,081
	Apparel, Accessories & Luxury Goods	—	6,340,940	—	6,340,940
	Broadline Retail	33,185,384	8,439,607	—	41,624,991
	Consumer Finance	—	38,644,863	—	38,644,863
	Diversified Banks	30,042,366	32,472,782	—	62,515,148
	Diversified Chemicals	—	4,682,343	—	4,682,343
	Electrical Components & Equipment	20,190,061	27,685,119	—	47,875,180
	Health Care Facilities	—	4,058,724	—	4,058,724
	Health Care Services	—	7,841,743	—	7,841,743
	Hotels, Resorts & Cruise Lines	—	3,427,762	—	3,427,762
	Industrial Machinery & Supplies & Components	—	13,707,939	—	13,707,939
	Interactive Media & Services	—	9,328,258	—	9,328,258
	IT Consulting & Other Services	24,673,220	3,571,907	—	28,245,127
	Life Sciences Tools & Services	—	16,957,039	—	16,957,039
	Regional Banks	—	19,219,850	—	19,219,850
	Restaurants	—	7,863,980	—	7,863,980
	Semiconductor Materials & Equipment	—	17,997,976	—	17,997,976
	Semiconductors	—	44,012,606	—	44,012,606
	Specialized Finance	—	15,805,088	—	15,805,088
	Specialty Chemicals	—	10,802,296	—	10,802,296
	Systems Software	—	976,869	—	976,869
	Other	59,055,118	—	—	59,055,118

		$167,146,149	$299,934,772	$—	$467,080,921

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Apparel Retail	$—	$10,544,310	$—	$10,544,310
	Application Software	—	4,401,126	—	4,401,126
	Asset Management & Custody Banks	—	2,160,798	—	2,160,798
	Broadline Retail	—	9,697,819	—	9,697,819
	Commercial & Residential Mortgage Finance	—	9,565,468	—	9,565,468
	Commodity Chemicals	—	4,698,621	—	4,698,621
	Communications Equipment	—	6,883,898	—	6,883,898
	Consumer Finance	—	5,269,568	—	5,269,568
	Diversified Support Services	—	3,747,892	—	3,747,892
	Electrical Components & Equipment	—	25,035,154	—	25,035,154
	Electronic Components	—	8,708,317	—	8,708,317
	Electronic Equipment & Instruments	—	11,154,035	—	11,154,035
	Health Care Facilities	—	3,222,155	—	3,222,155
	Health Care Services	—	8,731,710	—	8,731,710
	Home Improvement Retail	—	7,072,008	—	7,072,008
	Hotels, Resorts & Cruise Lines	—	5,404,470	—	5,404,470
	Industrial Machinery & Supplies & Components	—	17,520,961	—	17,520,961
	Interactive Media & Services	5,187,292	3,173,855	—	8,361,147
	IT Consulting & Other Services	17,248,088	17,774,800	—	35,022,888
	Metal, Glass & Plastic Containers	—	2,029,425	—	2,029,425
	Movies & Entertainment	—	3,678,212	—	3,678,212
	Personal Care Products	—	5,130,303	—	5,130,303
	Regional Banks	5,207,014	23,701,003	—	28,908,017
	Research & Consulting Services	—	12,064,307	—	12,064,307

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023
	Semiconductor Materials & Equipment	$—	$6,021,789	$—	$6,021,789
	Semiconductors	—	42,626,253	—	42,626,253
	Specialized Finance	—	4,963,969	—	4,963,969
	Other	69,508,985	—	—	69,508,985

		$97,151,379	$264,982,226	$—	$362,133,605

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Application Software	$—	$314,158	$—	$314,158
	Asset Management & Custody Banks	—	1,150,512	—	1,150,512
	Commercial & Residential Mortgage Finance	—	163,374	—	163,374
	Consumer Finance	—	4,817,035	—	4,817,035
	Diversified Banks	2,717,817	2,788,128	—	5,505,945
	Food Retail	—	675,414	—	675,414
	Health Care Facilities	—	443,799	—	443,799
	Home Improvement Retail	—	988,119	—	988,119
	IT Consulting & Other Services	1,501,381	3,161,572	—	4,662,953
	Regional Banks	849,889	393,751	—	1,243,640
	Research & Consulting Services	—	888,005	—	888,005
	Semiconductors	—	997,772	—	997,772
	Transaction & Payment Processing Services	—	380,967	—	380,967
	Other	13,777,135	—	—	13,777,135

		$18,846,222	$17,162,606	$—	$36,008,828

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$10,060,014	$3,389,187	$—	$13,449,201
	Asset Management & Custody Banks	3,515,201	1,081,818	—	4,597,019
	Commercial & Residential Mortgage Finance	—	2,134,679	—	2,134,679
	Diversified Real Estate Activities	—	1,948,186	—	1,948,186
	Drug Retail	—	2,174,503	—	2,174,503
	Electrical Components & Equipment	—	5,495,474	—	5,495,474
	Health Care Equipment	2,797,811	1,122,837	—	3,920,648
	Health Care Facilities	6,629,984	1,033,069	—	7,663,053
	Health Care Services	—	2,379,828	—	2,379,828
	Health Care Technology	—	3,413,074	—	3,413,074
	Human Resource & Employment Services	2,682,143	2,288,673	—	4,970,816
	IT Consulting & Other Services	7,756,572	5,988,698	—	13,745,270
	Regional Banks	4,412,540	9,208,991	—	13,621,531
	Research & Consulting Services	—	10,832,465	—	10,832,465
	Semiconductors	3,579,564	8,370,750	—	11,950,314
	Systems Software	3,379,073	2,187,834	—	5,566,907
	Trading Companies & Distributors	—	5,105,748	—	5,105,748
	Transaction & Payment Processing Services	1,730,503	3,216,020	—	4,946,523
	Other	74,154,566	—	—	74,154,566

		$120,697,971	$71,371,834	$—	$192,069,805

Global Select Fund
Assets
Common Stocks
	Application Software	$1,645,898	$709,304	$—	$2,355,202
	Building Products	403,587	458,529	—	862,116
	Consumer Finance	—	660,924	—	660,924
	Diversified Banks	—	591,911	—	591,911
	Drug Retail	—	482,548	—	482,548
	Health Care Equipment	—	252,297	—	252,297
	Health Care Supplies	—	289,815	—	289,815
	Health Care Technology	—	327,527	—	327,527
	Hotels, Resorts & Cruise Lines	—	588,414	—	588,414

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023
	Research & Consulting Services	$—	$646,001	$—	$646,001
	Semiconductor Materials & Equipment	—	256,898	—	256,898
	Semiconductors	396,529	216,992	—	613,521
	Specialized Finance	—	257,074	—	257,074
	Transaction & Payment Processing Services	202,107	246,143	—	448,250
	Other	6,669,710	—	—	6,669,710

		$9,317,831	$5,984,377	$—	$15,302,208

Global Value Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$2,829,896	$—	$2,829,896
	Casinos & Gaming	—	2,946,509	—	2,946,509
	Diversified Banks	12,872,076	4,461,517	—	17,333,593
	Diversified Metals & Mining	—	3,306,815	—	3,306,815
	Electronic Manufacturing Services	—	3,544,844	—	3,544,844
	Food Retail	—	7,537,959	—	7,537,959
	Industrial Conglomerates	—	1,874,635	—	1,874,635
	Industrial REITs	—	3,108,387	—	3,108,387
	Integrated Oil & Gas	3,109,387	7,118,173	—	10,227,560
	Multi-Line Insurance	—	2,984,684	—	2,984,684
	Pharmaceuticals	17,013,960	8,818,519	—	25,832,479
	Reinsurance	—	4,880,364	—	4,880,364
	Technology Hardware, Storage & Peripherals	—	2,918,351	—	2,918,351
	Tobacco	—	5,590,665	—	5,590,665
	Other	47,857,730	—	—	47,857,730

		$80,853,153	$61,921,318	$—	$142,774,471

Greater China Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$70,113	$—	$70,113
	Application Software	—	152,589	—	152,589
	Construction Materials	—	24,433	—	24,433
	Distillers & Vintners	—	310,648	—	310,648
	Diversified Banks	—	52,453	—	52,453
	Drug Retail	—	161,249	—	161,249
	Electrical Components & Equipment	—	159,245	—	159,245
	Electronic Components	—	280,303	—	280,303
	Health Care Equipment	—	202,771	—	202,771
	Hotels, Resorts & Cruise Lines	—	235,622	—	235,622
	Industrial Machinery & Supplies & Components	—	565,805	—	565,805
	Interactive Media & Services	—	220,486	—	220,486
	Life & Health Insurance	—	323,036	—	323,036
	Life Sciences Tools & Services	—	283,652	—	283,652
	Other Specialty Retail	—	99,210	—	99,210
	Packaged Foods & Meats	—	210,840	—	210,840
	Personal Care Products	—	158,629	—	158,629
	Regional Banks	—	92,474	—	92,474
	Restaurants	—	145,833	—	145,833
	Semiconductors	—	461,699	—	461,699
	Specialized Finance	—	209,999	—	209,999
	Systems Software	—	157,610	—	157,610

		$—	$4,578,699	$—	$4,578,699

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023
International Growth Fund
Assets
Common Stocks
	Application Software	$35,748,773	$23,226,726	$—	$58,975,499
	Asset Management & Custody Banks	—	9,935,252	—	9,935,252
	Brewers	—	3,489,230	—	3,489,230
	Broadline Retail	—	3,080,618	—	3,080,618
	Commercial & Residential Mortgage Finance	—	14,225,693	—	14,225,693
	Commodity Chemicals	—	2,769,398	—	2,769,398
	Construction & Engineering	—	7,352,900	—	7,352,900
	Diversified Real Estate Activities	—	10,353,249	—	10,353,249
	Drug Retail	10,860,952	16,778,363	—	27,639,315
	Electrical Components & Equipment	—	17,871,231	—	17,871,231
	Electronic Equipment & Instruments	—	13,358,702	—	13,358,702
	Health Care Equipment	—	8,653,624	—	8,653,624
	Health Care Services	—	5,316,382	—	5,316,382
	Health Care Supplies	—	5,465,808	—	5,465,808
	Health Care Technology	—	17,812,475	—	17,812,475
	Human Resource & Employment Services	—	18,686,190	—	18,686,190
	Industrial Machinery & Supplies & Components	—	19,369,559	—	19,369,559
	Interactive Media & Services	—	16,798,410	—	16,798,410
	IT Consulting & Other Services	15,582,519	20,932,138	—	36,514,657
	Movies & Entertainment	—	13,209,397	—	13,209,397
	Pharmaceuticals	—	3,067,477	—	3,067,477
	Publishing	—	2,490,672	—	2,490,672
	Regional Banks	13,348,270	15,722,911	—	29,071,181
	Research & Consulting Services	—	24,956,401	—	24,956,401
	Semiconductor Materials & Equipment	—	1,979,978	—	1,979,978
	Semiconductors	—	28,544,136	—	28,544,136
	Soft Drinks & Non-alcoholic Beverages	—	2,147,622	—	2,147,622
	Specialty Chemicals	—	8,468,134	—	8,468,134
	Trading Companies & Distributors	—	35,577,244	—	35,577,244
	Transaction & Payment Processing Services	—	10,675,617	—	10,675,617
	Other	74,868,581	—	—	74,868,581

		$150,409,095	$382,315,537	$—	$532,724,632

International Opportunities Fund
Assets
Common Stocks
	Air Freight & Logistics	$—	$4,640,690	$—	$4,640,690
	Alternative Carriers	—	4,147,650	—	4,147,650
	Application Software	8,582,103	39,012,885	—	47,594,988
	Asset Management & Custody Banks	9,359,204	1,376,219	—	10,735,423
	Brewers	—	2,532,869	—	2,532,869
	Commercial & Residential Mortgage Finance	5,812,062	4,784,536	—	10,596,598
	Commodity Chemicals	—	7,999,581	—	7,999,581
	Construction & Engineering	—	7,458,471	—	7,458,471
	Consumer Finance	2,704,292	6,947,292	—	9,651,584
	Diversified Support Services	3,574,441	11,785,521	—	15,359,962
	Drug Retail	—	1,518,734	—	1,518,734
	Electrical Components & Equipment	—	16,173,504	—	16,173,504
	Electronic Equipment & Instruments	—	3,245,717	—	3,245,717
	Food Retail	—	5,790,334	—	5,790,334
	Health Care Services	—	9,286,453	—	9,286,453
	Health Care Technology	—	16,423,236	—	16,423,236
	Hotels, Resorts & Cruise Lines	—	795,204	—	795,204
	Human Resource & Employment Services	—	3,289,454	—	3,289,454
	Industrial Machinery & Supplies & Components	—	6,164,275	—	6,164,275
	Investment Banking & Brokerage	1,824,290	3,535,270	—	5,359,560
	IT Consulting & Other Services	1,558,255	22,391,902	—	23,950,157
	Life Sciences Tools & Services	—	2,977,563	—	2,977,563

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023
	Metal, Glass & Plastic Containers	$—	$2,737,545	$—	$2,737,545
	Movies & Entertainment	—	761,361	—	761,361
	Other Specialty Retail	1,810,111	1,494,113	—	3,304,224
	Packaged Foods & Meats	—	1,326,093	—	1,326,093
	Pharmaceuticals	—	1,221,678	—	1,221,678
	Publishing	—	2,759,792	—	2,759,792
	Research & Consulting Services	—	21,290,393	—	21,290,393
	Restaurants	—	—	8,002	8,002
	Semiconductor Materials & Equipment	—	6,185,538	—	6,185,538
	Semiconductors	—	11,014,185	—	11,014,185
	Other	35,496,971	—	—	35,496,971

		$70,721,729	$231,068,058	$8,002	$301,797,789

International Select Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$258,673	$—	$258,673
	Application Software	257,139	451,190	—	708,329
	Asset Management & Custody Banks	—	149,912	—	149,912
	Building Products	—	259,215	—	259,215
	Drug Retail	—	212,678	—	212,678
	Electronic Equipment & Instruments	—	233,270	—	233,270
	Health Care Equipment	—	144,066	—	144,066
	Health Care Supplies	—	181,322	—	181,322
	Health Care Technology	—	195,757	—	195,757
	Hotels, Resorts & Cruise Lines	—	283,355	—	283,355
	Industrial Machinery & Supplies & Components	—	185,370	—	185,370
	Interactive Media & Services	—	445,978	—	445,978
	IT Consulting & Other Services	154,748	224,712	—	379,460
	Research & Consulting Services	—	293,295	—	293,295
	Trading Companies & Distributors	—	114,934	—	114,934
	Transaction & Payment Processing Services	—	394,323	—	394,323
	Other	914,899	—	—	914,899

		$1,326,786	$4,028,050	$—	$5,354,836

Long/Short Alpha Fund
Assets
Common Stocks		$36,609,181	$—	$—	$36,609,181

		$36,609,181	$—	$—	$36,609,181

Other Financial Instruments
Securities Sold Short		$(11,962,684)	$—	$—	$(11,962,684)

Micro Cap Fund
Assets
Common Stocks		$637,489,570	$—	$—	$637,489,570
Preferred Stocks		—	—	9,460,114	9,460,114
Warrants		—	—	493,144	493,144

		$637,489,570	$—	$9,953,258	$647,442,828

Micro Cap Value Fund
Assets
Common Stocks
	Application Software	$9,198,469	$3,754,974	$—	$12,953,443
	Asset Management & Custody Banks	—	2,825,875	—	2,825,875
	Food Retail	—	3,380,906	—	3,380,906
	Health Care Technology	3,172,380	8,507,614	—	11,679,994
	Homebuilding	9,424,800	1,629,193	—	11,053,993
	Life Sciences Tools & Services	1,819,755	3,416,567	—	5,236,322
	Packaged Foods & Meats	4,637,775	2,383,823	—	7,021,598
	Research & Consulting Services	6,095,110	2,178,447	—	8,273,557
	Other	234,220,241	—	—	234,220,241
Limited Liability Company Membership Interest		—	—	505	505
Warrants		—	—	—	—

		$268,568,530	$28,077,399	$505	$296,646,434

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2023

Small Cap Growth Fund
Assets
Common Stocks		$2,192,677,820	$—	$—	$2,192,677,820
Preferred Stocks		—	—	26,887,702	26,887,702
Warrants		—	—	1,192,283	1,192,283

		$2,192,677,820	$—	$28,079,985	$2,220,757,805

Small Cap Value Fund
Assets
Common Stocks		$1,234,345,115	$—	$—	$1,234,345,115

		$1,234,345,115	$—	$—	$1,234,345,115

Ultra Growth Fund
Assets
Common Stocks		$1,375,149,257	$—	$—	$1,375,149,257
Preferred Stocks		—	—	14,325,505	14,325,505
Warrants		—	—	1,768,415	1,768,415

		$1,375,149,257	$—	$16,093,920	$1,391,243,177

U.S. Select Fund
Assets
Common Stocks		$10,891,773	$—	$—	$10,891,773

		$10,891,773	$—	$—	$10,891,773

U.S. Treasury Fund
Assets
U.S Government obligations		$—	$278,338,208	$—	$278,338,208

		$—	$278,338,208	$—	$278,338,208

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2023:

										Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2022	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2023	Appreciation (Depreciation) on Investments Held at 6/30/2023

Core Growth Fund
Warrants	$1,058,400	$—	$—	$—	$—	$—	$—	$—	$1,058,400	$—

	$1,058,400	$—	$—	$—	$—	$—	$—	$—	$1,058,400	$—

Emerging Markets Small Cap Fund
Common Stocks	$16,583	$—	$—	$—	$(8,933,975)	$8,917,392	$—	$—	$—	$—

	$16,583	$—	$—	$—	$(8,933,975)	$8,917,392	$—	$—	$—	$—

International Opportunities Fund
Common Stocks	$7,035	$—	$—	$—	$—	$967	$—	$—	$8,002	$967

	$7,035	$—	$—	$—	$—	$967	$—	$—	$8,002	$967

Micro Cap Fund
Preferred Stocks	$7,650,264	$—	$—	$—	$—	$1,809,850	$—	$—	$9,460,114	$1,809,850
Warrants	437,502	302,644	(9,855)	—	(269,462)	32,315	—	—	493,144	(210,521)

	$8,087,766	$302,644	$(9,855)	$—	$(269,462)	$1,842,165	$—	$—	$9,953,258	$1,599,329

WASATCH FUNDS – Notes to Schedule of Investments	JUNE 30, 2023 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

										Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2022	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2023	Appreciation (Depreciation) on Investments Held at 6/30/2023
Micro Cap Value Fund
Common Stocks	$21,222	$—	$—	$—	$—	$(20,717)	$—	$—	$505	$(20,717)
Warrants	—	—	—	—	—	—	—	—	—	—

	$21,222	$—	$—	$—	$—	$(20,717)	$—	$—	$505	$(20,717)

Small Cap Growth Fund
Preferred Stocks	$24,067,171	$—	$—	$—	$—	$2,820,531	$—	$—	$26,887,702	$2,820,531
Warrants	695,813	872,267	—	—	—	(375,797)	—	—	1,192,283	(375,797)

	$24,762,984	$872,267	$—	$—	$—	$2,444,734	$—	$—	$28,079,985	$2,444,734

Ultra Growth Fund
Preferred Stocks	$11,622,503	$—	$—	$—	$—	$2,703,002	$—	$—	$14,325,505	$2,703,002
Warrants	1,497,779	597,934	—	—	—	(327,298)	—	—	1,768,415	(327,298)

	$13,120,282	$597,934	$—	$—	$—	$2,375,704	$—	$—	$16,093,920	$2,375,704

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2023	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Warrant: Insurance Brokers	$1,058,400	Discount for lack of marketability	Discount for lack of marketability	20%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,460,114	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 6.1 (3.1) 46%

Micro Cap Fund	Warrant: Pharmaceuticals	$493,144	Black Scholes	Black Scholes	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$17,028,171	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 6.1 (3.1) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$541,391	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.7 - 12.6 (9.6) 21%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,318,140	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.9 - 18.9 (9.5) 27%

Small Cap Growth Fund	Warrant: Pharmaceuticals	$1,192,283	Black Scholes	Black Scholes	100%

Ultra Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$135,348	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.7 - 12.6 (9.6) 21%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$14,190,157	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 6.1 (3.1) 46%

Ultra Growth Fund	Warrant: Insurance Brokers	$882,000	Discount for lack of marketability	Discount for lack of marketability	20%

Ultra Growth Fund	Warrant: Pharmaceuticals	$886,415	Black Scholes	Black Scholes	100%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.